Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.2%
Allegro CLO II-S Ltd.
Series 2014-1RA, Class D,
3-Month LIBOR + 5.75%, 5.88% (A), 10/21/2028 (B)	$ 8,050,000	$ 7,675,932
AMMC CLO XIII Ltd.
Series 2013-13A, Class B2L1,
3-Month LIBOR + 6.44%, 6.57% (A), 07/24/2029 (B)	1,316,000	1,266,700
Ares XXVII CLO Ltd.
Series 2013-2A, Class ER,
3-Month LIBOR + 6.50%, 6.63% (A), 07/28/2029 (B)	1,764,000	1,746,175
Ares XXXIIR CLO Ltd.
Series 2014-32RA, Class E,
3-Month LIBOR + 8.40%, 8.56% (A), 05/15/2030 (B)	3,400,000	3,106,641
Ares XXXVII CLO Ltd.
Series 2015-4A, Class DR,
3-Month LIBOR + 6.15%, 6.28% (A), 10/15/2030 (B)	2,000,000	1,959,786
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 7.40% (A), 10/15/2030 (B)	4,000,000	3,519,992
Atrium XII
Series 12A, Class ER,
3-Month LIBOR + 5.25%, 5.39% (A), 04/22/2027 (B)	3,000,000	2,963,808
Avery Point VI CLO Ltd.
Series 2015-6A, Class E1,
3-Month LIBOR + 5.50%, 5.68% (A), 08/05/2027 (B)	2,000,000	1,901,904
Series 2015-6A, Class E2,
3-Month LIBOR + 6.00%, 6.18% (A), 08/05/2027 (B)	1,000,000	955,738
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 6.98% (A), 08/05/2027 (B)	3,000,000	2,600,760
Avery Point VII CLO Ltd.
Series 2015-7A, Class E,
3-Month LIBOR + 6.60%, 6.73% (A), 01/15/2028 (B)	2,500,000	2,443,825
Babson CLO Ltd.
Series 2015-2A, Class ER,
3-Month LIBOR + 6.45%, 6.58% (A), 10/20/2030 (B)	2,500,000	2,424,103
Series 2015-IA, Class ER,
3-Month LIBOR + 5.50%, 5.63% (A), 01/20/2031 (B)	3,000,000	2,670,390
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class E,
3-Month LIBOR + 7.04%, 7.17% (A), 01/15/2029 (B)	3,950,000	3,911,570

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bain Capital Euro DAC
Series 2018-2X, Class D,
3-Month EURIBOR + 3.20%, 3.20% (A), 01/20/2032 (C)	EUR 4,750,000	$ 5,584,125
Benefit Street Partners CLO II Ltd.
Series 2013-IIA, Class DR,
3-Month LIBOR + 6.55%, 6.68% (A), 07/15/2029 (B)	$ 600,000	550,114
BlackRock European CLO VI DAC
Series 6X, Class DE,
3-Month EURIBOR + 3.10%, 3.10% (A), 07/15/2032 (C)	EUR 800,000	950,156
Carlyle Global Market Strategies CLO DAC
Series 2020-1X, Class C,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2033 (C)	2,175,000	2,583,581
Carlyle US CLO Ltd.
Series 2017-2A, Class D,
3-Month LIBOR + 6.15%, 6.28% (A), 07/20/2031 (B)	$ 3,500,000	3,285,940
CIFC Funding Ltd.
Series 2014-4RA, Class D,
3-Month LIBOR + 5.70%, 5.83% (A), 10/17/2030 (B)	5,500,000	5,329,274
Dryden 30 Senior Loan Fund
Series 2013-30A, Class ER,
3-Month LIBOR + 5.75%, 5.91% (A), 11/15/2028 (B)	5,000,000	4,900,820
Dryden 55 CLO Ltd.
Series 2018-55A, Class F,
3-Month LIBOR + 7.20%, 7.33% (A), 04/15/2031 (B)	3,000,000	2,816,691
Jubilee CLO BV
Series 2014-11X, Class DR,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2030 (C)	EUR 400,000	473,000
Series 2018-21A, Class DR,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2035 (B)	7,000,000	8,243,038
Laurelin DAC
Series 2016-1X, Class DR,
3-Month EURIBOR + 3.42%, 3.42% (A), 10/20/2031 (C)	5,250,000	6,228,887
LCM XXIII Ltd.
Series 23A, Class D,
3-Month LIBOR + 7.05%, 7.18% (A), 10/20/2029 (B)	$ 1,000,000	960,239
Madison Park Funding XIV Ltd.
Series 2014-14A, Class ER,
3-Month LIBOR + 5.80%, 5.94% (A), 10/22/2030 (B)	3,100,000	3,032,339
Madison Park Funding XVII Ltd.
Series 2015-17A, Class ER,
3-Month LIBOR + 6.50%, 6.63% (A), 07/21/2030 (B)	925,000	920,579

Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XX Ltd.
Series 2016-20A, Class ER,
3-Month LIBOR + 5.30%, 5.43% (A), 07/27/2030 (B)	$ 1,375,000	$ 1,319,240
Madison Park Funding XXVI Ltd.
Series 2007-4A, Class ER,
3-Month LIBOR + 6.50%, 6.63% (A), 07/29/2030 (B)	2,000,000	1,999,994
Man GLG Euro CLO I DAC
Series 1X, Class DRR,
3-Month EURIBOR + 2.45%, 2.45% (A), 10/15/2030 (C)	EUR 1,500,000	1,714,730
Man GLG Euro CLO V DAC
Series 5X, Class D1,
3-Month EURIBOR + 3.55%, 3.55% (A), 12/15/2031 (C)	500,000	590,491
Neuberger Berman Loan Advisers CLO
Series 2021-1X, Class D,
3-Month EURIBOR + 3.00%, 3.00% (A), 04/17/2034 (C)	575,000	680,727
OAK Hill European Credit Partners VI DAC
Series 2017-6X, Class D,
3-Month EURIBOR + 2.35%, 2.35% (A), 01/20/2032 (C)	1,500,000	1,756,758
OCP CLO DAC
Series 2017-2X, Class D,
3-Month EURIBOR + 2.75%, 2.75% (A), 01/15/2032 (C)	2,300,000	2,721,820
Octagon Investment Partners 18-R Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 8.38% (A), 04/16/2031 (B)	$ 2,625,000	2,396,174
St. Paul’s CLO IX DAC
Series 9X, Class D,
3-Month EURIBOR + 2.50%, 2.50% (A), 11/15/2030 (C)	EUR 2,900,000	3,384,524
Voya CLO I DAC
Series 1X, Class D,
3-Month EURIBOR + 2.50%, 2.50% (A), 10/15/2030 (C)	1,500,000	1,755,817
Voya CLO Ltd.
Series 2015-1A, Class DR,
3-Month LIBOR + 5.65%, 5.78% (A), 01/18/2029 (B)	$ 3,000,000	2,670,663
Series 2015-2A, Class ER,
3-Month LIBOR + 5.40%, 5.54% (A), 07/23/2027 (B)	3,000,000	2,824,890
Series 2016-2A, Class DR,
3-Month LIBOR + 7.11%, 7.24% (A), 07/19/2028 (B)	2,000,000	1,979,864
Series 2016-4A, Class E2,
3-Month LIBOR + 6.65%, 6.78% (A), 07/20/2029 (B)	1,088,000	1,077,746

Total Asset-Backed Securities (Cost $112,999,942)		111,879,545

	Principal	Value
CONVERTIBLE BOND - 0.0% (D)
Energy Equipment & Services - 0.0% (D)
Hi-Crush, Inc.
PIK Rate 10.00%, Cash Rate 8.00%, 04/09/2026 (E) (F) (G) (H)	$ 482,715	$ 482,715

Total Convertible Bond (Cost $442,461)		482,715

CORPORATE DEBT SECURITIES - 61.9%
Aerospace & Defense - 0.3%
Embraer Finance BV
5.40%, 02/01/2027	700,000	741,300
6.95%, 01/17/2028 (B)	350,000	394,803
Lockheed Martin Corp.
3.10%, 01/15/2023	647,000	669,836
Moog, Inc.
4.25%, 12/15/2027 (B)	772,000	796,125
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (B)	741,000	785,460

		3,387,524

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	775,000	792,430
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	205,359	205,593
United Parcel Service, Inc.
3.90%, 04/01/2025	107,000	118,450

		1,116,473

Airlines - 0.4%
Air Canada
3.88%, 08/15/2026 (B) (I)	281,000	281,073
American Airlines, Inc.
11.75%, 07/15/2025 (B)	1,415,000	1,768,750
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.75%, 04/20/2029 (B)	312,000	336,629
British Airways Pass-Through Trust
2.90%, 09/15/2036 (B)	109,000	110,644
Controladora Mabe SA de CV
5.60%, 10/23/2028 (C)	750,000	877,943
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75%, 01/20/2026 (B)	241,323	252,964
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (J)	312,000	318,240
United Airlines, Inc.
4.63%, 04/15/2029 (B)	570,000	588,069

		4,534,312

Auto Components - 0.2%
BorgWarner, Inc.
1.00%, 05/19/2031	EUR 1,093,000	1,335,087
Nemak SAB de CV
3.63%, 06/28/2031 (B)	$ 750,000	750,750

		2,085,837

Automobiles - 0.6%
Ford Motor Co.
4.75%, 01/15/2043	1,914,000	2,101,170
6.63%, 10/01/2028	1,346,000	1,612,165
8.50%, 04/21/2023	615,000	682,791

Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
KIA Corp.
1.00%, 04/16/2024 (B)	$ 464,000	$ 466,903
3.25%, 04/21/2026 (C)	1,500,000	1,614,095
Nissan Motor Co. Ltd.
3.04%, 09/15/2023 (B)	200,000	208,481
Volkswagen Leasing GmbH
0.38%, 07/20/2026 (C)	EUR 890,000	1,068,837

		7,754,442

Banks - 11.2%
ADCB Finance Cayman Ltd.
4.00%, 03/29/2023 (C)	$ 800,000	842,867
4.50%, 03/06/2023 (C)	600,000	632,867
Akbank T.A.S.
6.80%, 02/06/2026 (B)	885,000	937,171
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (K), 6.75% (A) (B)	563,000	661,525
Banco de Bogota SA
6.25%, 05/12/2026 (C)	1,400,000	1,531,600
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (C) (J)	1,125,000	1,214,437
Banco de Sabadell SA
Fixed until 03/11/2026, 1.13% (A), 03/11/2027 (C)	EUR 700,000	859,542
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa
4.38%, 04/11/2027 (C)	$ 1,500,000	1,607,250
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.38%, 04/17/2025 (B)	284,000	320,210
Banco Santander SA
1.38%, 01/05/2026 (C)	EUR 1,000,000	1,252,798
2.71%, 06/27/2024	$ 200,000	210,870
Bank of America Corp.
Fixed until 05/19/2023, 1.49% (A), 05/19/2024	324,000	329,665
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	307,000	321,671
Fixed until 10/24/2050, 2.83% (A), 10/24/2051	380,000	372,840
Fixed until 07/21/2051, 2.97% (A), 07/21/2052	694,000	700,033
Fixed until 04/22/2041, 3.31% (A), 04/22/2042	195,000	209,854
Fixed until 03/31/2028, 3.65% (A), 03/31/2029 (C)	EUR 1,170,000	1,693,266
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	$ 873,000	971,224
Fixed until 04/23/2039, 4.08% (A), 04/23/2040	277,000	325,510
6.11%, 01/29/2037	738,000	1,025,704
Bank of China Ltd.
5.00%, 11/13/2024 (C)	1,000,000	1,114,654
Bank of Montreal
2.05%, 11/01/2022	409,000	418,378
Bank of Nova Scotia
Fixed until 06/04/2025 (K), 4.90% (A)	2,187,000	2,397,499
BankUnited, Inc.
4.88%, 11/17/2025	79,000	90,381
5.13%, 06/11/2030	4,494,000	5,291,040

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 06/09/2024, 0.75% (A), 06/09/2025 (C)	EUR 950,000	$ 1,151,459
Fixed until 05/12/2031, 1.11% (A), 05/12/2032 (C)	900,000	1,098,208
Fixed until 09/23/2030, 3.56% (A), 09/23/2035	$ 754,000	790,329
Fixed until 12/15/2025 (K), 6.13% (A)	2,500,000	2,783,450
Fixed until 03/15/2022 (K), 7.88% (A) (C)	4,000,000	4,144,000
Fixed until 06/15/2024 (K), 8.00% (A)	2,963,000	3,359,301
BNP Paribas SA
Fixed until 09/01/2027, 0.50% (A), 09/01/2028 (C)	EUR 900,000	1,079,721
Fixed until 01/13/2026, 1.32% (A), 01/13/2027 (B)	$ 464,000	459,647
Fixed until 06/30/2026, 1.68% (A), 06/30/2027 (B)	212,000	213,571
Fixed until 04/19/2031, 2.87% (A), 04/19/2032 (B)	258,000	267,983
Fixed until 03/14/2022 (K), 6.75% (A) (B)	3,305,000	3,404,150
CaixaBank SA
1.38%, 06/19/2026 (C)	EUR 900,000	1,126,350
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023	$ 143,000	142,833
0.95%, 10/23/2025	102,000	102,181
2.25%, 01/28/2025	241,000	252,350
CBQ Finance Ltd.
5.00%, 05/24/2023 (C)	1,900,000	2,042,500
Citigroup, Inc.
Fixed until 05/01/2024, 0.98% (A), 05/01/2025	122,000	122,657
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	305,000	324,089
4.45%, 09/29/2027	169,000	194,904
4.65%, 07/23/2048	340,000	449,851
5.30%, 05/06/2044	268,000	364,679
5.88%, 02/22/2033	139,000	183,145
6.00%, 10/31/2033	487,000	655,242
Citizens Financial Group, Inc.
2.64%, 09/30/2032	238,000	240,667
Cooperatieve Rabobank UA
Fixed until 09/24/2025, 1.00% (A), 09/24/2026 (B)	350,000	348,719
Credit Agricole SA
0.13%, 12/09/2027	EUR 900,000	1,063,839
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	$ 250,000	247,968
2.81%, 01/11/2041 (B)	295,000	284,845
Fixed until 01/23/2024 (K), 7.88% (A) (B)	4,000,000	4,510,000
Fixed until 12/23/2025 (K), 8.13% (A) (B)	1,553,000	1,890,076
Danske Bank A/S
Fixed until 02/12/2025, 1.38% (A), 02/12/2030 (C)	EUR 1,140,000	1,384,948
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 210,000	223,938
Fixed until 06/26/2025 (K), 7.00% (A) (C)	500,000	561,250
DBS Group Holdings Ltd.
Fixed until 02/27/2025 (K), 3.30% (A) (C)	1,500,000	1,541,250
First Abu Dhabi Bank PJSC
3.00%, 03/30/2022 (C)	1,000,000	1,016,480
First Horizon Bank
5.75%, 05/01/2030	663,000	825,209
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	202,000	203,155
3.00%, 06/30/2025 (C)	EUR 800,000	1,053,306

Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 03/30/2025 (K), 6.38% (A)	$ 3,000,000	$ 3,321,150
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	321,000	324,330
Fixed until 11/16/2026 (K), 5.75% (A)	2,050,000	2,265,250
Fixed until 04/16/2025 (K), 6.50% (A)	1,500,000	1,675,125
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (B)	215,000	221,113
4.95%, 06/01/2042 (B)	342,000	355,254
JPMorgan Chase & Co.
Fixed until 09/16/2023, 0.65% (A), 09/16/2024	216,000	216,655
Fixed until 05/18/2027, 1.64% (A), 05/18/2028 (C)	EUR 620,000	797,730
Fixed until 03/13/2025, 2.01% (A), 03/13/2026	$ 480,000	497,349
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	105,000	106,906
Fixed until 11/19/2040, 2.53% (A), 11/19/2041	1,379,000	1,347,057
Fixed until 04/22/2051, 3.33% (A), 04/22/2052	604,000	655,776
Fixed until 04/30/2024 (K), 6.13% (A) (J)	220,000	239,624
Lloyds Banking Group PLC
Fixed until 06/27/2026 (K), 6.75% (A)	1,881,000	2,163,150
Fixed until 06/27/2024 (K), 7.50% (A)	2,300,000	2,595,435
Malayan Banking Bhd.
Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (C)	1,200,000	1,207,788
Metropolitan Bank & Trust Co.
2.13%, 01/15/2026 (C)	1,000,000	1,022,530
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	298,000	310,779
3.20%, 07/18/2029	2,500,000	2,735,035
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	418,000	439,031
Fixed until 07/16/2029, 3.15% (A), 07/16/2030	2,000,000	2,171,615
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	263,000	270,494
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024	250,000	249,605
2.15%, 10/07/2022 (B)	329,000	336,056
Natwest Group PLC
Fixed until 02/26/2029, 0.78% (A), 02/26/2030 (C)	EUR 550,000	663,098
Fixed until 06/14/2026, 1.64%(A), 06/14/2027	$ 210,000	211,122
Fixed until 03/02/2025, 1.75%(A), 03/02/2026 (C)	EUR 1,150,000	1,443,858
Fixed until 05/22/2023, 2.36% (A), 05/22/2024	$ 281,000	289,167
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	529,000	533,108
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	287,000	311,891
Fixed until 06/28/2031 (K), 4.60% (A)	562,000	575,348
Fixed until 12/29/2025 (K), 6.00% (A)	1,875,000	2,083,594
Nordea Bank Abp
Fixed until 03/26/2026 (K), 6.63% (A) (B)	2,721,000	3,130,837
Oversea-Chinese Banking Corp. Ltd.
4.25%, 06/19/2024 (C)	750,000	814,748

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Powszechna Kasa Oszczednosci Bank Polski SA via PKO Finance AB
4.63%, 09/26/2022 (C)	$ 800,000	$ 833,888
QNB Finance Ltd.
2.75%, 02/12/2027 (C)	1,250,000	1,309,732
3.50%, 03/28/2024 (C)	550,000	585,073
Santander Holdings USA, Inc.
3.24%, 10/05/2026	82,000	88,208
Shinhan Bank Co. Ltd.
3.88%, 03/24/2026 (C)	1,500,000	1,653,945
Shinhan Financial Group Co. Ltd.
Fixed until 05/12/2026 (K), 2.88% (A) (B)	1,150,000	1,135,579
Signature Bank
Fixed until 10/15/2025, 4.00% (A), 10/15/2030	329,000	351,372
Societe Generale SA
Fixed until 06/09/2031, 2.89% (A), 06/09/2032 (B)	202,000	206,206
3.63%, 03/01/2041 (B)	351,000	360,062
Fixed until 11/18/2030 (K), 5.38% (A) (B)	1,765,000	1,906,200
Fixed until 12/18/2023 (K), 7.88% (A) (B) (J)	2,000,000	2,225,200
Sovcombank Via SovCom Capital DAC
Fixed until 04/07/2025, 8.00% (A), 04/07/2030 (C)	750,000	811,362
Standard Chartered PLC
Fixed until 07/02/2026, 0.90% (A), 07/02/2027 (C)	EUR 1,240,000	1,527,143
Fixed until 11/18/2030, 3.27% (A), 02/18/2036 (B)	$ 538,000	544,097
Fixed until 04/02/2022 (K), 7.50% (A) (B)	3,488,000	3,614,789
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	500,000	506,654
Sumitomo Mitsui Trust Bank Ltd.
0.85%, 03/25/2024 (B)	393,000	394,875
SVB Financial Group
2.10%, 05/15/2028	122,000	125,183
Fixed until 02/15/2031 (K), 4.10% (A) (J)	1,378,000	1,410,383
Synovus Bank
Fixed until 02/10/2022, 2.29% (A), 02/10/2023	271,000	272,939
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (A), 05/06/2031	177,000	184,160
Turkiye Sinai Kalkinma Bankasi AS
5.88%, 01/14/2026 (B)	380,000	382,470
UniCredit SpA
Fixed until 06/16/2025, 1.25% (A), 06/16/2026 (C)	EUR 925,000	1,141,130
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	$ 350,000	357,152
Fixed until 06/03/2031, 3.13% (A), 06/03/2032 (B)	499,000	508,476
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	1,310,000	1,445,582
United Overseas Bank Ltd.
Fixed until 09/16/2021, 3.50% (A), 09/16/2026 (C)	800,000	802,248
Fixed until 10/19/2023 (K), 3.88% (A) (C)	2,500,000	2,595,450
Valley National Bancorp
Fixed until 06/15/2026, 3.00% (A), 06/15/2031	231,000	235,673
Wells Fargo & Co.
1.63%, 06/02/2025 (C)	EUR 625,000	788,657
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	$ 184,000	192,549

Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	$ 518,000	$ 542,001
4.30%, 07/22/2027	873,000	1,002,343
4.65%, 11/04/2044	848,000	1,064,731
5.61%, 01/15/2044	111,000	154,918
Woori Bank
5.13%, 08/06/2028 (C)	1,425,000	1,689,305
Yapi ve Kredi Bankasi AS
8.25%, 10/15/2024 (C)	350,000	383,250
Zions Bancorp NA
3.25%, 10/29/2029	1,110,000	1,183,387

		135,539,086

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	1,670,000	2,138,877
Anheuser-Busch InBev SA
1.50%, 04/18/2030 (C) (J)	EUR 615,000	803,931
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	$ 374,000	464,607
4.75%, 01/23/2029	140,000	168,260
Coca-Cola Co.
1.00%, 03/09/2041	EUR 670,000	815,825
Constellation Brands, Inc.
2.25%, 08/01/2031	$ 80,000	80,579
Heineken NV
3.50%, 01/29/2028 (B)	395,000	438,644
Keurig Dr. Pepper, Inc.
4.50%, 11/15/2045	218,000	270,119
PepsiCo, Inc.
2.25%, 03/19/2025	164,000	172,977
2.88%, 10/15/2049	684,000	717,861

		6,071,680

Biotechnology - 0.2%
AbbVie, Inc.
0.75%, 11/18/2027	EUR 650,000	801,982
4.05%, 11/21/2039	$ 459,000	540,415
4.25%, 11/21/2049	483,000	591,532
4.50%, 05/14/2035	177,000	217,210
Amgen, Inc.
3.15%, 02/21/2040	178,000	190,211
5.15%, 11/15/2041	191,000	256,102

		2,597,452

Building Products - 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	511,000	550,629
Griffon Corp.
5.75%, 03/01/2028	454,000	477,662
Masco Corp.
3.13%, 02/15/2051	174,000	176,777
Owens Corning
4.30%, 07/15/2047	49,000	58,102
Park River Holdings, Inc.
6.75%, 08/01/2029 (B)	812,000	818,090
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	845,000	819,354
Whirlpool Finance SARL
0.50%, 02/20/2028	EUR 685,000	827,695

		3,728,309

Capital Markets - 3.5%
Altice France Holding SA
6.00%, 02/15/2028 (B)	$ 795,000	784,069

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Ameriprise Financial, Inc.
3.00%, 03/22/2022	$ 157,000	$ 159,794
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029 (B)	775,000	815,687
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (K), 4.70% (A)	1,667,000	1,844,235
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.13%, 05/26/2025 (C)	2,048,000	2,197,598
Charles Schwab Corp.
3.85%, 05/21/2025	420,000	465,900
Fixed until 06/01/2025 (K), 5.38% (A)	2,270,000	2,534,909
Credit Suisse Group AG
Fixed until 02/11/2027 (K), 5.25% (A) (B)	1,667,000	1,748,266
Fixed until 07/17/2023 (K), 7.50% (A) (B)	1,745,000	1,888,962
Fixed until 12/11/2023 (K), 7.50% (A) (B)	1,700,000	1,876,375
Deutsche Bank AG
Fixed until 11/19/2024, 1.00% (A), 11/19/2025 (C)	EUR 1,000,000	1,215,998
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	600,000	764,453
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	$ 152,000	155,992
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	774,000	801,090
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	165,000	165,885
1.63%, 07/27/2026 (C)	EUR 1,390,000	1,772,454
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	$ 114,000	115,684
Fixed until 04/22/2041, 3.21% (A), 04/22/2042	162,000	171,169
3.50%, 11/16/2026	177,000	193,251
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	347,000	411,432
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	849,000	1,046,715
6.75%, 10/01/2037	363,000	536,243
Huarong Finance Co. Ltd.
4.95%, 11/07/2047 (C)	400,000	242,000
Huarong Finance II Co. Ltd.
5.00%, 11/19/2025 (C)	2,200,000	1,529,000
Intercontinental Exchange, Inc.
3.00%, 06/15/2050	131,000	132,603
ION Trading Technologies SARL
5.75%, 05/15/2028 (B)	1,005,000	1,040,175
JAB Holdings BV
2.25%, 12/19/2039 (C)	EUR 700,000	906,559
2.50%, 06/25/2029 (C)	1,000,000	1,355,112
3.75%, 05/28/2051 (B)	$ 250,000	277,880
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	725,000	735,875
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/2025 (C)	3,000,000	3,102,425
Morgan Stanley
Fixed until 10/29/2026, 0.41% (A), 10/29/2027	EUR 1,000,000	1,201,201
Fixed until 05/30/2024, 0.79% (A), 05/30/2025	$ 50,000	49,924
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	156,000	157,263
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	118,000	116,934
Fixed until 04/22/2041, 3.22% (A), 04/22/2042	27,000	29,002
3.63%, 01/20/2027	484,000	540,507

Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
Fixed until 07/22/2037, 3.97% (A), 07/22/2038	$ 460,000	$ 542,887
5.00%, 11/24/2025	36,000	41,579
NFP Corp.
4.88%, 08/15/2028 (B)	663,000	674,603
Raymond James Financial, Inc.
3.75%, 04/01/2051	295,000	331,026
SURA Asset Management SA
4.38%, 04/11/2027 (C)	750,000	806,258
4.88%, 04/17/2024 (C)	800,000	860,008
Temasek Financial I Ltd.
2.75%, 08/02/2061 (B) (I)	807,000	794,680
UBS Group AG
Fixed until 11/05/2027, 0.25% (A), 11/05/2028 (C)	EUR 850,000	1,011,024
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$ 612,000	627,050
Fixed until 01/31/2024 (K), 7.00% (A) (B)	3,225,000	3,543,469

		42,315,205

Chemicals - 1.2%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	128,000	132,725
Braskem Finance BV
4.50%, 01/31/2030 (B)	662,000	698,410
4.50%, 01/31/2030 (C) (J)	450,000	474,750
5.88%, 01/31/2050 (C) (J)	485,000	543,200
Braskem Idesa SAPI
7.45%, 11/15/2029 (C)	540,000	558,360
Celanese US Holdings LLC
1.40%, 08/05/2026	77,000	77,212
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.30%, 05/01/2023 (B)	70,000	73,430
Consolidated Energy Finance SA
6.88%, 06/15/2025 (B)	769,000	780,573
Dow Chemical Co.
4.80%, 11/30/2028	110,000	133,155
Ecolab, Inc.
2.38%, 08/10/2022	375,000	382,469
Equate Petrochemical BV
2.63%, 04/28/2028 (B)	800,000	810,634
GC Treasury Center Co. Ltd.
2.98%, 03/18/2031 (B)	240,000	246,190
Huntsman International LLC
4.25%, 04/01/2025	EUR 1,025,000	1,374,156
LG Chem Ltd.
2.38%, 07/07/2031 (B)	$ 560,000	564,651
MEGlobal Canada ULC
5.88%, 05/18/2030 (B)	986,000	1,221,979
Methanex Corp.
5.13%, 10/15/2027	769,000	832,427
Minerals Technologies, Inc.
5.00%, 07/01/2028 (B)	535,000	559,075
OCI NV
5.25%, 11/01/2024 (B)	631,000	647,942
RPM International, Inc.
4.55%, 03/01/2029	186,000	216,845
Sasol Financing USA LLC
4.38%, 09/18/2026	750,000	768,000
5.50%, 03/18/2031	930,000	969,525
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (B)	459,000	467,032
Unigel Luxembourg SA
8.75%, 10/01/2026 (B)	900,000	970,650

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR 900,000	$ 1,142,945
4.38%, 11/15/2047	$ 325,000	388,375

		15,034,710

Commercial Services & Supplies - 1.0%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B) (J)	1,515,000	1,373,923
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	847,000	849,348
APX Group, Inc.
5.75%, 07/15/2029 (B)	820,000	823,296
Brink’s Co.
4.63%, 10/15/2027 (B)	770,000	799,534
Deluxe Corp.
8.00%, 06/01/2029 (B)	810,000	884,925
eHi Car Services Ltd.
5.88%, 08/14/2022 (C)	390,000	389,999
Garda World Security Corp.
4.63%, 02/15/2027 (B)	780,000	782,902
Harsco Corp.
5.75%, 07/31/2027 (B)	763,000	792,528
Nielsen Finance LLC / Nielsen Finance Co.
5.88%, 10/01/2030 (B)	739,000	809,132
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (B)	730,000	799,350
Sotheby’s
7.38%, 10/15/2027 (B)	735,000	785,090
Sotheby’s / Bidfair Holdings, Inc.
5.88%, 06/01/2029 (B) (H)	500,000	502,447
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/2049	339,000	433,269
Triton Container International Ltd.
0.80%, 08/01/2023 (B) (I)	500,000	499,891
2.05%, 04/15/2026 (B)	297,000	300,910
3.15%, 06/15/2031 (B)	418,000	426,750
Wabtec Transportation Netherlands BV
1.25%, 12/03/2027	EUR 950,000	1,163,019

		12,416,313

Communications Equipment - 0.1%
Xiaomi Best Time International Ltd.
2.88%, 07/14/2031 (B) (J)	$ 800,000	799,622

Construction & Engineering - 0.3%
IHS Holdco BV
8.00%, 09/18/2027 (C)	1,440,000	1,540,800
Mattamy Group Corp.
4.63%, 03/01/2030 (B)	68,000	70,468
5.25%, 12/15/2027 (B)	751,000	780,920
VM Consolidated, Inc.
5.50%, 04/15/2029 (B)	796,000	811,920

		3,204,108

Construction Materials - 0.1%
Cemex SAB de CV
7.38%, 06/05/2027 (B)	600,000	679,050
7.38%, 06/05/2027 (C)	780,000	882,765
Eagle Materials, Inc.
2.50%, 07/01/2031	275,000	277,686

		1,839,501

Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 1.9%
Ally Financial, Inc.
Fixed until 05/15/2028 (K), 4.70% (A)	$ 3,000,000	$ 3,123,000
Altice Financing SA
5.00%, 01/15/2028 (B)	1,400,000	1,375,500
American Express Co.
3.40%, 02/22/2024	128,000	136,901
4.20%, 11/06/2025	107,000	121,830
BMW US Capital LLC
3.90%, 04/09/2025 (B)	189,000	208,360
Credit Acceptance Corp.
6.63%, 03/15/2026 (J)	964,000	1,017,020
Curo Group Holdings Corp.
7.50%, 08/01/2028 (B)	825,000	839,437
Enova International, Inc.
8.50%, 09/01/2024 - 09/15/2025 (B)	1,387,000	1,440,492
FCE Bank PLC
1.62%, 05/11/2023 (C)	EUR 900,000	1,092,496
FirstCash, Inc.
4.63%, 09/01/2028 (B)	$ 764,000	794,308
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	591,000	624,244
General Motors Financial Co., Inc.
0.85%, 02/26/2026 (C)	EUR 1,500,000	1,832,318
2.70%, 06/10/2031	$ 445,000	455,254
2.75%, 06/20/2025	152,000	160,657
goeasy Ltd.
4.38%, 05/01/2026 (B)	809,000	834,281
Hyundai Capital America
3.40%, 06/20/2024 (B)	137,000	146,127
5.88%, 04/07/2025 (B)	1,500,000	1,740,701
Hyundai Capital Services, Inc.
1.25%, 02/08/2026 (B)	215,000	212,525
John Deere Capital Corp.
0.45%, 06/07/2024	500,000	499,163
KB Kookmin Card Co. Ltd.
1.50%, 05/13/2026 (C)	2,000,000	1,999,144
OneMain Finance Corp.
3.50%, 01/15/2027	112,000	113,960
6.88%, 03/15/2025	447,000	507,042
PACCAR Financial Corp.
0.80%, 06/08/2023	103,000	103,875
Synchrony Financial
4.50%, 07/23/2025	417,000	465,725
Toyota Motor Credit Corp.
SOFR + 0.22%, 0.27% (A), 03/28/2022	475,000	475,124
1.90%, 04/06/2028	195,000	201,425
Woori Card Co. Ltd.
1.75%, 03/23/2026 (C)	2,500,000	2,522,422

		23,043,331

Containers & Packaging - 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	108,000	112,664
Cascades, Inc. / Cascades USA, Inc.
5.38%, 01/15/2028 (B)	848,000	892,520
Klabin Austria GmbH
7.00%, 04/03/2049 (B)	331,000	420,966
Silgan Holdings, Inc.
4.75%, 03/15/2025	475,000	481,531
Trivium Packaging Finance BV
8.50%, 08/15/2027 (B)	725,000	779,375

		2,687,056

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.1%
Performance Food Group, Inc.
5.50%, 10/15/2027 (B)	$ 600,000	$ 625,004

Diversified Consumer Services - 0.0% (D)
Ford Foundation
2.82%, 06/01/2070	197,000	204,431

Diversified Financial Services - 1.8%
Azure Orbit IV International Finance Ltd.
4.00%, 01/25/2028 (C)	1,220,000	1,325,293
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (B)	805,000	847,262
CDBL Funding 1
3.50%, 10/24/2027 (C)	2,820,000	2,992,851
CDBL Funding 2
2.00%, 03/04/2026 (C)	1,500,000	1,505,055
China Development Bank Financial Leasing Co. Ltd.
Fixed until 09/28/2025, 2.88% (A), 09/28/2030 (C)	1,000,000	1,021,790
Enact Holdings, Inc.
6.50%, 08/15/2025 (B)	1,073,000	1,163,478
GE Capital European Funding Unlimited Co.
6.03%, 03/01/2038	EUR 700,000	1,414,556
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	$ 313,000	343,431
4.42%, 11/15/2035	1,213,000	1,486,453
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	1,215,000	1,212,975
LSEGA Financing PLC
3.20%, 04/06/2041 (B)	286,000	306,106
Lukoil Securities BV
3.88%, 05/06/2030 (B)	2,000,000	2,127,500
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	482,000	513,677
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	624,000	654,865
Fixed until 04/20/2026, 5.25% (A), 04/20/2046	122,000	133,088
Power Finance Corp. Ltd.
3.95%, 04/23/2030 (C) (J)	1,000,000	1,029,250
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.63%, 03/01/2029 (B)	491,000	492,228
REC Ltd.
2.25%, 09/01/2026 (C)	1,500,000	1,471,582
Unifin Financiera SAB de CV
8.38%, 01/27/2028 (C)	920,000	862,500
9.88%, 01/28/2029 (B)	500,000	493,750
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	311,000	327,353

		21,725,043

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
0.90%, 03/25/2024	500,000	501,371
1.60%, 05/19/2028	EUR 500,000	644,845
3.55%, 09/15/2055 (B)	$ 532,000	548,923
3.80%, 12/01/2057 (B)	330,000	350,198
4.50%, 05/15/2035	361,000	431,466

Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.75%, 05/15/2046	$ 510,000	$ 625,821
4.85%, 07/15/2045	821,000	1,014,235
4.90%, 08/15/2037	428,000	535,178
Cablevision Lightpath LLC
3.88%, 09/15/2027 (B)	580,000	575,650
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (B)	1,149,000	1,207,886
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	787,000	814,065
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	920,000	1,033,850
Lumen Technologies, Inc.
5.13%, 12/15/2026 (B)	753,000	782,608
5.38%, 06/15/2029 (B)	830,000	850,750
Ooredoo International Finance Ltd.
2.63%, 04/08/2031 (B)	870,000	891,802
Singapore Telecommunications Ltd.
7.38%, 12/01/2031 (C)	700,000	1,047,768
Telefonica Emisiones SA
4.90%, 03/06/2048	154,000	187,696
5.21%, 03/08/2047	232,000	291,321
Telesat Canada / Telesat LLC
6.50%, 10/15/2027 (B)	1,200,000	990,000
TELUS Corp.
4.30%, 06/15/2049	158,000	195,170
Verizon Communications, Inc.
1.68%, 10/30/2030	157,000	151,656
2.99%, 10/30/2056	1,878,000	1,824,067
3.00%, 03/22/2027	173,000	187,670
3.38%, 02/15/2025	115,000	125,069
3.55%, 03/22/2051	128,000	139,122
3.70%, 03/22/2061	306,000	337,626
4.02%, 12/03/2029	168,000	194,285
4.27%, 01/15/2036	127,000	152,416
4.40%, 11/01/2034	259,000	313,715
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (B)	539,000	548,519

		17,494,748

Electric Utilities - 3.3%
AEP Transmission Co. LLC
3.80%, 06/15/2049	230,000	273,881
Avangrid, Inc.
3.20%, 04/15/2025	283,000	304,706
Castle Peak Power Finance Co. Ltd.
2.20%, 06/22/2030 (C)	2,000,000	2,023,244
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049	120,000	153,757
China Huadian Overseas Development Management Co. Ltd.
Fixed until 05/29/2024 (K), 4.00% (A) (C)	2,750,000	2,881,592
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
Fixed until 12/09/2025 (K), 3.08% (A) (C)	2,000,000	2,045,620
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	58,341
Colbun SA
3.15%, 03/06/2030 (C)	1,000,000	1,041,000
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	24,000	36,338
DTE Electric Co.
2.95%, 03/01/2050	255,000	269,671
3.95%, 03/01/2049	443,000	545,080

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Carolinas LLC
3.75%, 06/01/2045	$ 508,000	$ 590,391
Duke Energy Indiana LLC
3.25%, 10/01/2049	431,000	466,988
Electricite de France SA
5.00%, 09/21/2048 (B)	390,000	523,735
Emera US Finance, LP
4.75%, 06/15/2046	162,000	196,294
Enel Finance International NV
0.88%, 06/17/2036 (C)	EUR 1,000,000	1,214,909
2.88%, 07/12/2041 (B)	$ 241,000	241,515
4.75%, 05/25/2047 (B)	210,000	267,236
Energuate Trust
5.88%, 05/03/2027 (C)	520,000	542,755
Engie Energia Chile SA
3.40%, 01/28/2030 (B) (J)	253,000	260,590
Entergy Arkansas LLC
2.65%, 06/15/2051	375,000	367,713
Entergy Mississippi LLC
3.50%, 06/01/2051	88,000	100,676
Entergy Texas, Inc.
4.50%, 03/30/2039	193,000	235,471
Evergy Kansas Central, Inc.
3.45%, 04/15/2050	322,000	363,677
Fenix Power Peru SA
4.32%, 09/20/2027 (C)	1,551,177	1,551,177
FirstEnergy Corp.
7.38%, 11/15/2031	341,000	476,507
Fortum OYJ
1.63%, 02/27/2026 (C)	EUR 800,000	1,017,195
Georgia Power Co.
3.25%, 03/15/2051	$ 409,000	430,194
4.30%, 03/15/2042	245,000	292,459
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (B) (J)	500,000	514,840
4.75%, 01/15/2051 (C)	575,000	592,066
Interstate Power & Light Co.
3.50%, 09/30/2049	122,000	134,488
Israel Electric Corp. Ltd.
5.00%, 11/12/2024 (C)	1,400,000	1,559,278
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (B)	172,000	179,792
Lamar Funding Ltd.
3.96%, 05/07/2025 (C)	800,000	798,995
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	94,000	92,559
MidAmerican Energy Co.
2.70%, 08/01/2052	294,000	295,982
Minejesa Capital BV
4.63%, 08/10/2030 (C)	1,100,000	1,163,250
Mississippi Power Co.
3.10%, 07/30/2051	235,000	243,474
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (C)	1,360,000	1,346,400
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (B)	750,000	788,588
NRG Energy, Inc.
3.63%, 02/15/2031 (B)	1,040,000	1,047,800
NTPC Ltd.
4.50%, 03/19/2028 (C)	1,000,000	1,100,854
Oklahoma Gas & Electric Co.
3.85%, 08/15/2047	9,000	10,596
OmGrid Funding Ltd.
5.20%, 05/16/2027 (C)	400,000	411,777
Orazul Energy Egenor SCA
5.63%, 04/28/2027 (C)	1,000,000	1,012,500

Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.95%, 12/01/2047	$ 430,000	$ 403,900
4.30%, 03/15/2045	202,000	191,105
PacifiCorp
2.90%, 06/15/2052	411,000	419,668
4.15%, 02/15/2050	383,000	475,000
Pattern Energy Operations, LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	770,000	794,802
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027 (C)	2,500,000	2,712,500
Public Service Electric & Gas Co.
3.20%, 08/01/2049	172,000	188,590
Puget Sound Energy, Inc.
4.22%, 06/15/2048	378,000	470,270
Southern California Edison Co.
1.10%, 04/01/2024	348,000	350,709
Southwestern Public Service Co.
4.50%, 08/15/2041	395,000	497,194
SPIC Senior Perpetual Bond Co. Ltd.
Fixed until 05/21/2022 (K), 5.80% (A) (C)	1,205,000	1,241,138
Talen Energy Supply LLC
6.63%, 01/15/2028 (B)	601,000	533,388
Tampa Electric Co.
3.45%, 03/15/2051	177,000	199,936
Union Electric Co.
2.95%, 06/15/2027	151,000	164,334
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	992,000	1,024,240

		39,732,725

Electrical Equipment - 0.2%
Emerson Electric Co.
0.88%, 10/15/2026 (J)	145,000	144,368
EnerSys
4.38%, 12/15/2027 (B)	690,000	721,050
Hubbell, Inc.
3.35%, 03/01/2026	122,000	132,483
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	432,000	470,983
3.30%, 09/15/2046 (B)	575,000	644,911

		2,113,795

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.
5.45%, 11/15/2079	675,000	980,060
Imola Merger Corp.
4.75%, 05/15/2029 (B)	800,000	825,752
Trimble, Inc.
4.75%, 12/01/2024	19,000	21,176
TTM Technologies, Inc.
4.00%, 03/01/2029 (B)	573,000	576,581
Vontier Corp.
2.95%, 04/01/2031 (B)	771,000	782,719

		3,186,288

Energy Equipment & Services - 0.8%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (B)	732,000	768,600
Aydem Yenilenebilir Enerji AS
7.75%, 02/02/2027 (B) (I)	800,000	804,400
Azure Power Solar Energy Pvt Ltd.
5.65%, 12/24/2024 (C)	970,000	1,018,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
ChampionX Corp.
6.38%, 05/01/2026	$ 539,000	$ 559,768
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	1,171,000	1,162,217
8.00%, 01/15/2027	762,000	782,955
Greenko Mauritius Ltd.
6.25%, 02/21/2023 (C)	1,410,000	1,441,787
Halliburton Co.
4.75%, 08/01/2043	129,000	149,703
4.85%, 11/15/2035	352,000	420,116
ReNew Power Pvt Ltd.
6.45%, 09/27/2022 (C)	1,430,000	1,466,608
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	83,000	93,212
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	606,000	634,700

		9,302,822

Entertainment - 0.0% (D)
Walt Disney Co.
2.75%, 09/01/2049	283,000	281,291
3.80%, 05/13/2060	81,000	97,676

		378,967

Equity Real Estate Investment Trusts - 1.2%
American Homes 4 Rent, LP
3.38%, 07/15/2051	111,000	114,715
American Tower Corp.
2.25%, 01/15/2022	740,000	746,401
3.60%, 01/15/2028	22,000	24,405
Boston Properties, LP
2.55%, 04/01/2032	240,000	246,813
CMT MTN Pte Ltd.
3.61%, 04/04/2029 (C)	1,000,000	1,106,570
Columbia Property Trust Operating Partnership, LP
4.15%, 04/01/2025	138,000	149,688
Crown Castle International Corp.
4.30%, 02/15/2029	121,000	140,551
5.20%, 02/15/2049	199,000	263,734
CTR Partnership, LP / CareTrust Capital Corp.
3.88%, 06/30/2028 (B)	390,000	400,050
Federal Realty Investment Trust
1.25%, 02/15/2026	203,000	203,773
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (B)	1,255,000	1,318,628
Host Hotels & Resorts, LP
3.50%, 09/15/2030	861,000	914,763
National Health Investors, Inc.
3.00%, 02/01/2031	230,000	229,363
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	603,000	615,617
3.38%, 02/01/2031	325,000	338,011
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029 (B)	150,000	153,375
5.88%, 10/01/2028 (B)	385,000	410,987
Piedmont Operating Partnership, LP
3.15%, 08/15/2030	134,000	138,807
Prologis, LP
1.25%, 10/15/2030	500,000	478,665

Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Scentre Group Trust 2
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	$ 1,679,000	$ 1,806,268
Service Properties Trust
3.95%, 01/15/2028	65,000	60,938
4.38%, 02/15/2030	1,067,000	997,613
4.95%, 10/01/2029 (J)	90,000	87,215
5.25%, 02/15/2026	205,000	206,538
Simon International Finance SCA
1.13%, 03/19/2033 (C)	EUR 600,000	736,590
Simon Property Group, LP
2.20%, 02/01/2031	$ 274,000	275,116
3.25%, 09/13/2049	944,000	989,614
3.38%, 12/01/2027	17,000	18,822
Trust Fibra Uno
4.87%, 01/15/2030 (B)	930,000	1,021,837
Vornado Realty, LP
2.15%, 06/01/2026	71,000	72,689

		14,268,156

Food & Staples Retailing - 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (B)	385,000	407,330
5.88%, 02/15/2028 (B)	980,000	1,048,600
C&S Group Enterprises LLC
5.00%, 12/15/2028 (B)	805,000	798,962
Cencosud SA
4.38%, 07/17/2027 (C)	1,100,000	1,203,906
ELO SACA
3.25%, 07/23/2027 (C)	EUR 1,000,000	1,383,304
Sysco Corp.
2.40%, 02/15/2030	$ 139,000	144,615
4.45%, 03/15/2048	670,000	810,065
4.50%, 04/01/2046	177,000	215,019
5.95%, 04/01/2030	77,000	99,745
6.60%, 04/01/2050	202,000	322,072
Walmart, Inc.
2.55%, 04/11/2023	293,000	303,191

		6,736,809

Food Products - 1.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (B)	265,000	294,091
BRF SA
5.75%, 09/21/2050 (B)	590,000	597,375
ConAgra Brands, Inc.
5.40%, 11/01/2048 (J)	467,000	640,508
7.00%, 10/01/2028	115,000	153,754
Cydsa SAB de CV
6.25%, 10/04/2027 (C)	860,000	894,409
Dole Food Co., Inc.
7.25%, 06/15/2025 (B)	770,000	785,708
Grupo KUO SAB de CV
5.75%, 07/07/2027 (C)	880,000	920,929
Hormel Foods Corp.
0.65%, 06/03/2024	149,000	149,482
3.05%, 06/03/2051	123,000	132,161
Kraft Heinz Foods Co.
4.88%, 10/01/2049	487,000	606,849
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (B)	490,000	563,632
Land O’Lakes, Inc.
7.00%, 09/18/2028 (B) (K)	4,820,000	5,012,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
MARB BondCo PLC
3.95%, 01/29/2031 (B)	$ 1,180,000	$ 1,146,960
Minerva Luxembourg SA
4.38%, 03/18/2031 (B)	810,000	795,825
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	225,000	248,696
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	1,050,000	1,062,600
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (C)	500,000	547,900
Sigma Finance BV
4.88%, 03/27/2028 (C)	750,000	857,813
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc.
4.63%, 03/01/2029 (B)	628,000	634,029
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	100,000	109,731
5.20%, 04/01/2029 (B)	150,000	176,025
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025 (B)	315,000	341,144
6.95%, 10/30/2025 (C)	930,000	1,007,188
Viterra Finance BV
3.20%, 04/21/2031 (B)	200,000	206,635

		17,886,244

Gas Utilities - 0.1%
Brooklyn Union Gas Co.
4.49%, 03/04/2049 (B)	14,000	16,967
China Resources Gas Group Ltd.
4.50%, 04/05/2022 (C)	1,000,000	1,022,730
ONE Gas, Inc.
4.50%, 11/01/2048	377,000	471,934
Spire Missouri, Inc.
3.30%, 06/01/2051	412,000	453,564

		1,965,195

Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co.
4.69%, 12/15/2044	197,000	250,689
STERIS Irish FinCo Unlimited Co.
3.75%, 03/15/2051	260,000	287,124
Stryker Corp.
0.75%, 03/01/2029	EUR 1,000,000	1,233,237

		1,771,050

Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (B)	$ 742,000	791,157
Cardinal Health, Inc.
4.60%, 03/15/2043	45,000	53,840
4.90%, 09/15/2045	376,000	465,611
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	587,000	621,486
Cigna Corp.
3.40%, 03/15/2051	247,000	266,157
CVS Health Corp.
2.70%, 08/21/2040	154,000	153,258
4.13%, 04/01/2040	86,000	101,677
4.30%, 03/25/2028	561,000	649,074
4.78%, 03/25/2038	164,000	205,459
5.05%, 03/25/2048	428,000	569,729
DaVita, Inc.
4.63%, 06/01/2030 (B)	1,000,000	1,033,750
HCA, Inc.
3.50%, 09/01/2030 - 07/15/2051	1,744,000	1,883,052

Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc.
1.35%, 02/03/2027	$ 77,000	$ 77,113
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	272,000	339,998
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (B)	735,000	736,838
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (B) (J)	1,590,000	1,542,300
Team Health Holdings, Inc.
6.38%, 02/01/2025 (B)	757,000	702,118
Tenet Healthcare Corp.
4.63%, 07/15/2024	775,000	784,687
6.13%, 10/01/2028 (B)	970,000	1,033,050
UnitedHealth Group, Inc.
1.25%, 01/15/2026 (J)	198,000	201,101
3.25%, 05/15/2051	411,000	452,929
3.75%, 07/15/2025	451,000	502,916

		13,167,300

Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc.
5.88%, 04/04/2027 (B)	578,000	606,906
Banijay Entertainment SASU
5.38%, 03/01/2025 (B)	995,000	1,028,581
Booking Holdings, Inc.
1.80%, 03/03/2027	EUR 670,000	870,705
Brinker International, Inc.
5.00%, 10/01/2024 (B)	$ 534,000	565,373
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (B)	750,000	791,250
Carnival Corp.
5.75%, 03/01/2027 (B)	1,130,000	1,143,419
Carrols Restaurant Group, Inc.
5.88%, 07/01/2029 (B) (J)	1,075,000	1,042,712
CEC Entertainment LLC
6.75%, 05/01/2026 (B)	790,000	790,158
Dave & Buster’s, Inc.
7.63%, 11/01/2025 (B)	745,000	788,485
Expedia Group, Inc.
2.95%, 03/15/2031	461,000	472,715
Haidilao International Holding Ltd.
2.15%, 01/14/2026 (C)	900,000	875,229
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (B)	1,050,000	1,059,471
InterContinental Hotels Group PLC
1.63%, 10/08/2024 (C)	EUR 650,000	806,244
Marriott International, Inc.
2.85%, 04/15/2031	$ 464,000	474,684
4.63%, 06/15/2030	606,000	701,875
McDonald’s Corp.
3.63%, 09/01/2049	152,000	172,508
4.20%, 04/01/2050	149,000	183,686
4.45%, 03/01/2047	150,000	187,932
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (B)	732,000	754,875
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	1,080,000	1,027,350
5.88%, 03/15/2026 (B)	235,000	236,763
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	730,000	712,553
5.50%, 04/01/2028 (B)	302,000	307,949
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (B)	740,000	795,500
Travel & Leisure Co.
6.00%, 04/01/2027	720,000	779,400

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
VOC Escrow Ltd.
5.00%, 02/15/2028 (B)	$ 988,000	$ 978,120
Wynn Macau Ltd.
5.13%, 12/15/2029 (B)	750,000	757,500

		18,911,943

Household Durables - 0.1%
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 03/14/2026 (C)	1,060,000	1,180,575

Household Products - 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (B)	775,000	780,309
Kimberly-Clark Corp.
3.10%, 03/26/2030	185,000	206,511
3.20%, 07/30/2046	87,000	96,215

		1,083,035

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.
2.45%, 01/15/2031 (B)	667,000	673,669
Calpine Corp.
3.75%, 03/01/2031 (B)	442,000	425,425
5.00%, 02/01/2031 (B)	314,000	317,140
Clearway Energy Operating LLC
4.75%, 03/15/2028 (B)	940,000	996,400
Termocandelaria Power Ltd.
7.88%, 01/30/2029 (C)	1,258,000	1,327,203

		3,739,837

Industrial Conglomerates - 0.3%
General Electric Co.
1.88%, 05/28/2027	EUR 635,000	821,840
3.63%, 05/01/2030 (J)	$ 198,000	223,461
4.25%, 05/01/2040	294,000	350,494
4.35%, 05/01/2050	328,000	403,709
Honeywell International, Inc.
0.48%, 08/19/2022	117,000	117,017
KOC Holding AS
6.50%, 03/11/2025 (C)	1,100,000	1,189,661
Roper Technologies, Inc.
2.80%, 12/15/2021	341,000	343,541

		3,449,723

Insurance - 2.9%
Allianz SE
Fixed until 11/17/2025 (K), 3.50% (A) (B)	200,000	208,270
Fixed until 10/24/2023 (K), 4.75% (A) (C)	EUR 500,000	653,238
American International Group, Inc.
4.38%, 01/15/2055	$ 424,000	530,574
Americo Life, Inc.
3.45%, 04/15/2031 (B)	245,000	252,607
Asahi Mutual Life Insurance Co.
Fixed until 09/05/2023 (K), 6.50% (A) (C)	1,000,000	1,080,000
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048 (J)	2,100,000	2,443,718
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/2031	226,000	240,381
Athene Global Funding
0.63%, 01/12/2028 (C)	EUR 850,000	1,017,286
1.00%, 04/16/2024 (B)	$ 213,000	214,338
2.67%, 06/07/2031 (B)	174,000	180,339

Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Holding Ltd.
3.95%, 05/25/2051	$ 139,000	$ 158,419
6.15%, 04/03/2030	1,852,000	2,374,819
AXA SA
Fixed until 11/07/2024 (K), 3.94% (A) (C)	EUR 610,000	804,006
Brighthouse Financial Global Funding
0.60%, 06/28/2023 (B)	$ 156,000	156,237
Brighthouse Financial, Inc.
5.63%, 05/15/2030	2,000,000	2,458,182
Chubb INA Holdings, Inc.
1.55%, 03/15/2028	EUR 1,000,000	1,293,320
Dai-ichi Life Insurance Co. Ltd.
Fixed until 07/24/2026 (K), 4.00% (A), 12/29/2049 (C)	$ 1,000,000	1,086,250
Enstar Finance LLC
Fixed until 09/01/2025, 5.75% (A), 09/01/2040	2,100,000	2,239,337
Enstar Group Ltd.
4.95%, 06/01/2029	514,000	595,395
Equitable Financial Life Global Funding
0.50%, 04/06/2023 (B) (J)	265,000	265,609
1.30%, 07/12/2026 (B)	160,000	160,462
Fairfax Financial Holdings Ltd.
2.75%, 03/29/2028 (C)	EUR 670,000	890,718
3.38%, 03/03/2031 (B)	$ 166,000	176,938
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	63,000	67,115
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (B)	2,374,000	2,208,381
Markel Corp.
Fixed until 06/01/2025 (K), 6.00% (A)	2,667,000	2,957,010
Metropolitan Life Global Funding I
0.50%, 05/25/2029 (C)	EUR 750,000	914,929
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	$ 274,000	317,290
4.45%, 05/15/2069 (B)	432,000	553,060
Nippon Life Insurance Co.
Fixed until 01/21/2031, 2.75% (A), 01/21/2051 (B)	1,830,000	1,811,700
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059 (B)	203,000	228,793
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (B)	570,000	661,429
Old Republic International Corp.
3.85%, 06/11/2051	181,000	196,555
Penn Mutual Life Insurance Co.
3.80%, 04/29/2061 (B)	97,000	103,329
Principal Life Global Funding II
0.50%, 01/08/2024 (B)	153,000	153,093
Progressive Corp.
3.95%, 03/26/2050	86,000	106,503
Prudential Financial, Inc.
1.50%, 03/10/2026	343,000	350,491
3.00%, 03/10/2040	172,000	180,535
Fixed until 06/15/2023, 5.63% (A), 06/15/2043	160,000	171,415
5.70%, 12/14/2036	568,000	797,402
Fixed until 09/15/2028, 5.70% (A), 09/15/2048 (J)	34,000	40,151
QBE Insurance Group Ltd.
Fixed until 05/12/2025 (K), 5.88% (A) (B) (J)	1,742,000	1,911,845
SBL Holdings, Inc.
5.00%, 02/18/2031 (B)	288,000	310,158

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Security Benefit Global Funding
1.25%, 05/17/2024 (B)	$ 90,000	$ 90,280
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	548,000	673,125
Western & Southern Life Insurance Co.
3.75%, 04/28/2061 (B)	100,000	110,725
Willis North America, Inc.
3.88%, 09/15/2049	256,000	291,354

		34,687,111

Interactive Media & Services - 0.4%
Alphabet, Inc.
2.05%, 08/15/2050	317,000	286,835
NAVER Corp.
1.50%, 03/29/2026 (C)	2,200,000	2,206,101
Tencent Holdings Ltd.
3.24%, 06/03/2050 (B)	1,000,000	974,480
3.68%, 04/22/2041 (B)	1,290,000	1,365,349

		4,832,765

Internet & Catalog Retail - 0.1%
B2W Digital SARL
4.38%, 12/20/2030 (C)	800,000	801,008

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	631,000	672,424
2.88%, 05/12/2041	523,000	549,437
3.10%, 05/12/2051	293,000	315,199
Prosus NV
5.50%, 07/21/2025 (C)	750,000	855,000

		2,392,060

IT Services - 0.6%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (B)	825,000	849,750
Alliance Data Systems Corp.
4.75%, 12/15/2024 (B)	765,000	784,989
Automatic Data Processing, Inc.
1.25%, 09/01/2030	192,000	185,425
Banff Merger Sub, Inc.
9.75%, 09/01/2026 (B)	595,000	625,494
Fiserv, Inc.
1.63%, 07/01/2030	EUR 1,120,000	1,457,022
Leidos, Inc.
3.63%, 05/15/2025	$ 100,000	108,880
Mastercard, Inc.
2.00%, 03/03/2025	193,000	202,348
2.95%, 03/15/2051	177,000	187,291
3.80%, 11/21/2046	419,000	502,316
3.85%, 03/26/2050	102,000	125,880
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	650,000	625,625
StoneCo Ltd.
3.95%, 06/16/2028 (B)	710,000	704,682
Visa, Inc.
0.75%, 08/15/2027	62,000	61,120
Wipro IT Services LLC
1.50%, 06/23/2026 (B)	395,000	396,774

		6,817,596

Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II / PPD Development, LP
5.00%, 06/15/2028 (B)	592,000	637,880

Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.5%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	$ 824,000	$ 819,880
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	702,000	706,929
1.10%, 09/14/2027	84,000	83,656
CNH Industrial Capital LLC
4.20%, 01/15/2024	144,000	155,737
CNH Industrial NV
4.50%, 08/15/2023	113,000	121,558
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (B)	810,000	802,912
HTA Group Ltd.
7.00%, 12/18/2025 (B)	1,400,000	1,480,500
Illinois Tool Works, Inc.
3.50%, 03/01/2024	135,000	144,535
Stanley Black & Decker, Inc.
Fixed until 03/15/2025, 4.00% (A), 03/15/2060	231,000	247,170
5.20%, 09/01/2040	177,000	238,182
Traton Finance Luxembourg SA
1.25%, 03/24/2033 (C)	EUR 900,000	1,113,853
Weir Group PLC
2.20%, 05/13/2026 (B)	$ 319,000	322,425

		6,237,337

Marine - 0.2%
Hidrovias International Finance SARL
4.95%, 02/08/2031 (B)	1,150,000	1,167,250
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (C)	775,000	845,719

		2,012,969

Media - 1.2%
Belo Corp.
7.25%, 09/15/2027	1,054,000	1,230,545
Block Communications, Inc.
4.88%, 03/01/2028 (B)	790,000	799,875
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	1,005,000	1,055,250
5.38%, 06/01/2029 (B)	545,000	595,189
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	83,000	84,634
3.85%, 04/01/2061	374,000	373,047
4.80%, 03/01/2050	242,000	283,598
5.05%, 03/30/2029	13,000	15,501
5.38%, 04/01/2038	90,000	111,927
6.38%, 10/23/2035	244,000	327,682
Comcast Corp.
3.30%, 02/01/2027	122,000	134,690
3.75%, 04/01/2040	170,000	196,903
3.90%, 03/01/2038	83,000	96,563
3.97%, 11/01/2047	317,000	376,697
4.15%, 10/15/2028	445,000	517,161
4.60%, 10/15/2038	515,000	647,459
CSC Holdings LLC
5.38%, 02/01/2028 (B)	895,000	945,415
5.50%, 04/15/2027 (B)	670,000	701,068
Discovery Communications LLC
1.90%, 03/19/2027	EUR 800,000	1,021,239
4.00%, 09/15/2055	$ 337,000	361,576

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Gray Television, Inc.
4.75%, 10/15/2030 (B)	$ 810,000	$ 803,002
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (B)	720,000	769,896
Time Warner Cable LLC
6.55%, 05/01/2037	377,000	518,719
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	1,135,000	1,220,477
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	784,000	799,680
ViacomCBS, Inc.
4.38%, 03/15/2043	490,000	578,388
5.85%, 09/01/2043	239,000	333,361

		14,899,542

Metals & Mining - 2.2%
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	460,000	471,319
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (J)	1,018,000	1,059,229
CAP SA
3.90%, 04/27/2031 (B) (J)	950,000	954,750
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (B) (J)	710,000	753,488
6.25%, 10/01/2040	241,000	260,280
Commercial Metals Co.
3.88%, 02/15/2031	777,000	780,885
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (C)	890,000	906,687
7.50%, 04/01/2025 (B)	970,000	1,005,308
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (B)	373,000	407,036
Glencore Finance Europe Ltd.
3.75%, 04/01/2026 (C)	EUR 1,200,000	1,635,470
Glencore Funding LLC
2.85%, 04/27/2031 (B) (J)	$ 132,000	136,432
GTL Trade Finance, Inc. / Gerdau Holdings, Inc.
5.89%, 04/29/2024 (C)	800,000	893,152
GUSAP III, LP
4.25%, 01/21/2030 (B) (J)	850,000	923,814
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (B)	210,000	226,275
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025 (C)	800,000	875,000
5.45%, 05/15/2030 (C)	1,650,000	1,922,250
JSW Steel Ltd.
5.95%, 04/18/2024 (C)	1,480,000	1,550,645
Metinvest BV
7.75%, 10/17/2029 (C)	250,000	275,000
8.50%, 04/23/2026 (C)	800,000	905,507
Minera y Metalurgica del Boleo SAPI de CV
3.25%, 04/17/2024 (C)	3,000,000	3,183,769
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	725,000	793,281
Nexa Resources SA
6.50%, 01/18/2028 (B)	700,000	770,882
Severstal OAO Via Steel Capital SA
5.90%, 10/17/2022 (C)	1,000,000	1,056,824
Stillwater Mining Co.
7.13%, 06/27/2025 (C)	920,000	950,838
SunCoke Energy, Inc.
4.88%, 06/30/2029 (B)	814,000	821,139
Teck Resources Ltd.
3.90%, 07/15/2030 (J)	100,000	109,991
6.25%, 07/15/2041	710,000	955,033

Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Usiminas International SARL
5.88%, 07/18/2026 (C)	$ 1,500,000	$ 1,616,265

		26,200,549

Mortgage Real Estate Investment Trusts - 0.2%
AG Issuer LLC
6.25%, 03/01/2028 (B)	775,000	812,750
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (B)	280,000	284,676
4.75%, 03/15/2025 (J)	903,000	952,665

		2,050,091

Multi-Utilities - 0.4%
CMS Energy Corp.
Fixed until 12/01/2030, 3.75% (A), 12/01/2050	204,000	208,651
Fixed until 03/01/2030, 4.75% (A), 06/01/2050	107,000	120,140
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/2061	365,000	402,279
3.95%, 04/01/2050	146,000	170,785
Delmarva Power & Light Co.
4.15%, 05/15/2045	142,000	174,819
Dominion Energy, Inc.
5.25%, 08/01/2033	104,000	132,812
Engie SA
2.00%, 09/28/2037 (C)	EUR 1,000,000	1,414,530
National Grid PLC
0.16%, 01/20/2028 (C)	900,000	1,066,343
Public Service Co. of Colorado
2.70%, 01/15/2051	$ 384,000	395,278
3.70%, 06/15/2028	140,000	159,520
4.10%, 06/15/2048	119,000	147,400

		4,392,557

Multiline Retail - 0.3%
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (C)	1,150,000	1,240,505
Golden Eagle Retail Group Ltd.
4.63%, 05/21/2023 (C)	960,000	980,640
JSM Global SARL
4.75%, 10/20/2030 (C)	440,000	456,505
Kohl’s Corp.
3.38%, 05/01/2031 (J)	92,000	96,354
5.55%, 07/17/2045 (J)	816,000	985,849
Nordstrom, Inc.
2.30%, 04/08/2024	61,000	61,224
4.25%, 08/01/2031 (J)	119,000	125,051
5.00%, 01/15/2044	243,000	241,522

		4,187,650

Oil, Gas & Consumable Fuels - 7.2%
Adaro Indonesia PT
4.25%, 10/31/2024 (C)	1,500,000	1,522,500
AI Candelaria Spain SLU
7.50%, 12/15/2028 (C)	300,000	333,750
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (B)	1,150,000	1,201,750
Antero Resources Corp.
5.38%, 03/01/2030 (B)	385,000	392,161
Apache Corp.
4.38%, 10/15/2028	559,000	592,221
4.75%, 04/15/2043	636,000	653,490
4.88%, 11/15/2027	49,000	52,666
5.35%, 07/01/2049	200,000	210,810

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026 (B)	$ 1,480,000	$ 1,534,819
BP Capital Markets America, Inc.
2.75%, 05/10/2023	559,000	582,307
3.00%, 02/24/2050	934,000	920,892
3.38%, 02/08/2061	247,000	256,501
3.54%, 04/06/2027	425,000	472,970
BP Capital Markets PLC
0.83%, 11/08/2027 (C)	EUR 650,000	804,929
Fixed until 03/22/2030 (K), 4.88% (A)	$ 281,000	310,238
Buckeye Partners, LP
4.50%, 03/01/2028 (B)	1,026,000	1,041,390
California Resources Corp.
7.13%, 02/01/2026 (B)	775,000	792,492
Canadian Natural Resources Ltd.
2.95%, 01/15/2023	632,000	653,488
Cheniere Energy Partners, LP
4.50%, 10/01/2029	537,000	579,289
Cheniere Energy, Inc.
4.63%, 10/15/2028	538,000	567,235
Chevron Corp.
1.55%, 05/11/2025	302,000	310,342
Chevron USA, Inc.
1.02%, 08/12/2027	103,000	101,745
3.90%, 11/15/2024	375,000	412,863
4.20%, 10/15/2049	131,000	164,619
5.25%, 11/15/2043	253,000	351,374
Continental Resources, Inc.
5.75%, 01/15/2031 (B)	594,000	715,948
DCP Midstream Operating, LP
5.60%, 04/01/2044	685,000	785,294
Diamondback Energy, Inc.
3.50%, 12/01/2029	286,000	309,764
4.40%, 03/24/2051	178,000	203,202
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	222,000	227,683
4.38%, 06/15/2031 (B)	472,000	489,700
Ecopetrol SA
6.88%, 04/29/2030	700,000	843,500
eG Global Finance PLC
6.75%, 02/07/2025 (B)	988,000	1,011,465
Enable Midstream Partners, LP
4.95%, 05/15/2028	142,000	163,948
Enbridge, Inc.
2.50%, 08/01/2033	121,000	123,158
Endeavor Energy Resources, LP / EER Finance, Inc.
5.75%, 01/30/2028 (B)	523,000	547,068
Energy Transfer, LP
4.90%, 03/15/2035	202,000	235,463
5.25%, 04/15/2029	52,000	61,914
5.35%, 05/15/2045	444,000	525,980
5.50%, 06/01/2027	207,000	245,628
6.05%, 06/01/2041	97,000	122,442
6.13%, 12/15/2045	106,000	135,991
Fixed until 11/15/2026 (K), 6.50% (A)	2,346,000	2,407,723
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (K), 6.00% (A)	1,400,000	1,092,000
Enterprise Products Operating LLC
4.05%, 02/15/2022	375,000	382,503
4.25%, 02/15/2048	103,000	121,492
Fixed until 08/16/2022, 4.88% (A), 08/16/2077	48,000	47,642
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	67,000	69,302

Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.
4.38%, 04/15/2030 (J)	$ 69,000	$ 82,614
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (B)	1,030,000	1,020,112
2.94%, 09/30/2040 (B)	1,100,000	1,107,911
Geopark Ltd.
5.50%, 01/17/2027 (B) (J)	750,000	755,617
6.50%, 09/21/2024 (C)	459,000	472,201
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	216,000	220,471
3.45%, 10/15/2027 (B)	129,000	137,075
Harvest Midstream I, LP
7.50%, 09/01/2028 (B)	1,094,000	1,169,792
Hess Corp.
6.00%, 01/15/2040	341,000	439,787
7.13%, 03/15/2033	199,000	269,734
Hilcorp Energy I, LP / Hilcorp Finance Co.
6.00%, 02/01/2031 (B)	970,000	1,010,012
Holly Energy Partners, LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (B)	904,000	916,430
Independence Energy Finance LLC
7.25%, 05/01/2026 (B)	625,000	651,563
Indigo Natural Resources LLC
5.38%, 02/01/2029 (B)	703,000	732,878
Indika Energy Capital III Pte Ltd.
5.88%, 11/09/2024 (C)	1,060,000	1,056,025
Indika Energy Capital IV Pte Ltd.
8.25%, 10/22/2025 (B)	420,000	440,656
ITT Holdings LLC
6.50%, 08/01/2029 (B)	985,000	982,616
Kinder Morgan Energy Partners, LP
5.00%, 03/01/2043	569,000	699,049
Kosmos Energy Ltd.
7.50%, 03/01/2028 (B)	1,400,000	1,352,820
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	490,000	549,186
Lundin Energy Finance BV
3.10%, 07/15/2031 (B)	206,000	210,458
Marathon Oil Corp.
6.60%, 10/01/2037	541,000	713,962
6.80%, 03/15/2032	111,000	146,423
Marathon Petroleum Corp.
4.50%, 04/01/2048	278,000	318,713
Medco Bell Pte Ltd.
6.38%, 01/30/2027 (C)	1,350,000	1,352,821
MEG Energy Corp.
6.50%, 01/15/2025 (B)	556,000	573,375
7.13%, 02/01/2027 (B)	512,000	537,226
MPLX, LP
3.50%, 12/01/2022	67,000	69,493
Fixed until 02/15/2023 (K), 6.88% (A)	5,500,000	5,596,250
Murphy Oil Corp.
6.38%, 07/15/2028	768,000	811,953
Murphy Oil USA, Inc.
4.75%, 09/15/2029	525,000	556,500
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.50%, 02/01/2026 (B)	900,000	924,750
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	265,000	279,405
NuStar Logistics, LP
6.38%, 10/01/2030	719,000	798,018
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (B)	646,000	668,610
Occidental Petroleum Corp.
6.38%, 09/01/2028	1,419,000	1,653,135

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Oil & Natural Gas Corp. Ltd.
3.38%, 12/05/2029 (C)	$ 1,000,000	$ 1,029,150
Oil India International Pte Ltd.
4.00%, 04/21/2027 (C)	1,500,000	1,594,418
ONEOK Partners, LP
6.65%, 10/01/2036	446,000	609,265
ONGC Videsh Ltd.
4.63%, 07/15/2024 (C)	425,000	461,287
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	1,008,000	526,468
Pertamina Persero PT
3.10%, 08/27/2030 (B)	875,000	900,644
4.30%, 05/20/2023 (C)	575,000	609,537
5.63%, 05/20/2043 (C)	1,000,000	1,182,264
6.45%, 05/30/2044 (C) (J)	1,900,000	2,472,047
Petrobras Global Finance BV
5.60%, 01/03/2031	850,000	946,050
Petroleos Mexicanos
6.50%, 03/13/2027	900,000	953,100
6.84%, 01/23/2030	600,000	626,154
Petronas Capital Ltd.
3.40%, 04/28/2061 (B)	930,000	957,187
3.50%, 04/21/2030 (C)	1,500,000	1,640,505
4.55%, 04/21/2050 (C)	1,000,000	1,228,969
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	103,000	104,636
6.65%, 01/15/2037	245,000	322,616
Qatar Petroleum
1.38%, 09/12/2026 (B)	800,000	802,190
3.30%, 07/12/2051 (B)	975,000	1,010,344
Raizen Fuels Finance SA 5.30%, 01/20/2027 (C)	1,050,000	1,183,875
Range Resources Corp. 8.25%, 01/15/2029 (B)	495,000	547,975
SA Global Sukuk Ltd. 2.69%, 06/17/2031 (B)	450,000	461,250
Santos Finance Ltd. 3.65%, 04/29/2031 (B)	360,000	372,673
Saudi Arabian Oil Co.
3.25%, 11/24/2050 (B)	345,000	337,169
4.25%, 04/16/2039 (C)	1,500,000	1,703,028
SEPLAT Energy PLC 7.75%, 04/01/2026 (B)	1,400,000	1,452,374
Shell International Finance BV
3.63%, 08/21/2042	54,000	61,890
4.00%, 05/10/2046	776,000	926,916
Sinopec Group Overseas Development Ltd.
2.95%, 11/12/2029 (B)	1,500,000	1,591,815
Strathcona Resources Ltd.
6.88%, 08/01/2026 (B)	821,000	812,683
Suncor Energy, Inc.
5.95%, 05/15/2035	48,000	64,017
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.88%, 02/01/2031 (B)	674,000	728,763
TotalEnergies Capital International SA
2.88%, 02/17/2022	559,000	567,167
3.46%, 07/12/2049	246,000	271,027
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (C)	1,000,000	1,072,510
Valero Energy Partners, LP
4.38%, 12/15/2026	101,000	115,022
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (B) (I)	589,000	602,253

Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 312,000	$ 400,610
5.75%, 06/24/2044	73,000	98,767
Wintershall Dea Finance BV
0.84%, 09/25/2025 (C)	EUR 1,200,000	1,460,112

		87,772,019

Paper & Forest Products - 0.7%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030 (C)	$ 1,000,000	1,090,000
4.25%, 04/30/2029 (C)	1,000,000	1,090,510
Clearwater Paper Corp.
4.75%, 08/15/2028 (B)	785,000	793,792
Domtar Corp.
6.75%, 02/15/2044	2,030,000	2,251,080
Georgia-Pacific LLC
0.95%, 05/15/2026 (B)	262,000	260,653
Inversiones CMPC SA
3.00%, 04/06/2031 (B)	506,000	510,195
4.38%, 05/15/2023 (C)	800,000	834,008
Suzano Austria GmbH
3.13%, 01/15/2032	164,000	162,524
3.75%, 01/15/2031	1,087,000	1,132,437

		8,125,199

Personal Products - 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (B)	625,000	628,906
HLF Financing SARL LLC / Herbalife International, Inc.
4.88%, 06/01/2029 (B)	1,275,000	1,287,112
Natura Cosmeticos SA
4.13%, 05/03/2028 (B)	415,000	426,413

		2,342,431

Pharmaceuticals - 0.9%
Bayer AG
1.38%, 07/06/2032 (C)	EUR 900,000	1,121,702
Fixed until 07/01/2024, 3.75% (A), 07/01/2074 (C)	615,000	770,693
Bristol-Myers Squibb Co.
0.75%, 11/13/2025 (J)	$ 204,000	203,841
2.55%, 11/13/2050	301,000	293,045
3.25%, 02/20/2023	548,000	572,335
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (B)	466,000	487,552
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.13%, 04/01/2029 (B)	100,000	99,375
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	134,000	141,232
Merck KGaA
Fixed until 06/09/2026, 1.63% (A), 09/09/2080 (C)	EUR 700,000	860,958
Mylan, Inc.
5.20%, 04/15/2048	$ 279,000	349,487
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	632,000	648,059
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	931,000	949,620
Royalty Pharma PLC
2.15%, 09/02/2031	283,000	278,383
3.35%, 09/02/2051	587,000	573,406

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.9%
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	$ 154,000	$ 167,784
Takeda Pharmaceutical Co. Ltd.
1.38%, 07/09/2032	EUR 845,000	1,071,138
3.18%, 07/09/2050	$ 250,000	260,119
Upjohn Finance BV
1.91%, 06/23/2032 (C)	EUR 960,000	1,238,768
Viatris, Inc.
1.65%, 06/22/2025 (B)	$ 258,000	262,491
3.85%, 06/22/2040 (B)	157,000	170,973
4.00%, 06/22/2050 (B)	352,000	380,692

		10,901,653

Professional Services - 0.3%
Block Financial LLC
2.50%, 07/15/2028	171,000	174,705
Korn Ferry
4.63%, 12/15/2027 (B)	535,000	552,388
MoneyGram International, Inc.
5.38%, 08/01/2026 (B)	990,000	1,027,125
Paysafe Finance PLC / Paysafe Holdings US Corp.
4.00%, 06/15/2029 (B)	815,000	791,357
TriNet Group, Inc.
3.50%, 03/01/2029 (B)	805,000	806,006

		3,351,581

Real Estate Management & Development - 3.1%
Aroundtown SA
0.63%, 07/09/2025 (C)	EUR 800,000	968,555
1.45%, 07/09/2028 (C)	1,100,000	1,382,347
China Aoyuan Group Ltd.
6.20%, 03/24/2026 (C)	$ 400,000	332,271
8.50%, 01/23/2022 (C)	360,000	358,234
China Evergrande Group
9.50%, 04/11/2022 (C)	1,000,000	532,800
China Resources Land Ltd.
Fixed until 12/09/2024 (K), 3.75% (A) (C)	834,000	867,202
Country Garden Holdings Co. Ltd.
5.63%, 12/15/2026 (C)	1,000,000	1,072,629
7.25%, 04/08/2026 (C)	1,000,000	1,077,808
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	723,000	777,044
Goodman HK Finance
3.00%, 07/22/2030 (C)	2,300,000	2,390,136
Heimstaden Bostad AB
1.13%, 01/21/2026 (C)	EUR 655,000	804,678
Hongkong Land Finance Cayman Islands Co. Ltd.
2.88%, 05/27/2030 (C)	$ 3,300,000	3,500,073
Hysan MTN Ltd.
2.88%, 06/02/2027 (C)	1,500,000	1,595,043
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	622,000	638,327
KWG Group Holdings Ltd.
5.88%, 11/10/2024 (C)	900,000	855,463
Logicor Financing SARL
0.75%, 07/15/2024 (C)	EUR 1,050,000	1,271,313
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (C)	$ 445,000	466,010
3.85%, 01/13/2032 (C)	800,000	828,046
3.88%, 07/13/2022 (C)	1,000,000	1,023,180
3.95%, 09/16/2029 (C)	2,173,000	2,279,480
4.50%, 01/16/2028 (C)	1,475,000	1,626,949

Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 3.1%
Samhallsbyggnadsbolaget i Norden AB
1.75%, 01/14/2025 (C)	EUR 790,000	$ 986,005
SBB Treasury OYJ
1.13%, 11/26/2029 (C)	1,025,000	1,240,540
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/2030 (C)	$ 3,300,000	3,451,613
Sunac China Holdings Ltd.
5.95%, 04/26/2024 (C)	380,000	343,516
6.65%, 08/03/2024 (C)	900,000	823,949
Times China Holdings Ltd.
6.75%, 07/16/2023 - 07/08/2025 (C)	1,540,000	1,507,166
Vanke Real Estate Hong Kong Co. Ltd.
3.50%, 11/12/2029 (C)	2,287,000	2,341,950
3.98%, 11/09/2027 (C)	900,000	968,670
Yuzhou Group Holdings Co. Ltd.
7.38%, 01/13/2026 (C)	1,220,000	839,427
7.70%, 02/20/2025 (C)	580,000	430,946

		37,581,370

Road & Rail - 0.2%
AerCap Global Aviation Trust
Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B) (J)	800,000	858,000
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	684,000	879,379
Canadian Pacific Railway Co.
6.13%, 09/15/2115	110,000	175,171
Kansas City Southern
3.50%, 05/01/2050	229,000	248,245
4.70%, 05/01/2048	63,000	80,192
Norfolk Southern Corp.
4.10%, 05/15/2049	430,000	521,472

		2,762,459

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.50%, 02/15/2041 (B)	276,000	286,007
4.15%, 11/15/2030	312,000	353,288
Intel Corp. 3.40%, 03/25/2025	432,000	471,471
TSMC Global Ltd. 0.75%, 09/28/2025 (B)	231,000	227,953

		1,338,719

Software - 0.4%
Clarivate Science Holdings Corp.
3.88%, 06/30/2028 (B)	165,000	166,362
4.88%, 06/30/2029 (B)	486,000	489,470
Elastic NV
4.13%, 07/15/2029 (B)	221,000	221,838
Microsoft Corp.
2.40%, 02/06/2022	929,000	937,887
2.53%, 06/01/2050	146,000	145,760
3.04%, 03/17/2062	644,000	704,329
Oracle Corp.
2.30%, 03/25/2028	388,000	402,569
3.80%, 11/15/2037	1,033,000	1,145,498
4.00%, 11/15/2047	279,000	310,019
4.10%, 03/25/2061	197,000	222,108
SS&C Technologies, Inc.
5.50%, 09/30/2027 (B)	530,000	560,925

		5,306,765

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.3%
Carvana Co.
5.50%, 04/15/2027 (B)	$ 724,000	$ 749,340
Home Depot, Inc.
3.35%, 04/15/2050	219,000	247,110
Lowe’s Cos., Inc.
4.05%, 05/03/2047	426,000	502,313
Metis Merger Sub LLC
6.50%, 05/15/2029 (B)	830,000	814,039
Movida Europe SA
5.25%, 02/08/2031 (B)	1,035,000	1,047,948

		3,360,750

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
0.75%, 05/11/2023	534,000	538,628
1.40%, 08/05/2028	159,000	158,332
2.55%, 08/20/2060	503,000	474,343
2.85%, 08/05/2061	294,000	293,850
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	340,000	527,885
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	599,000	610,538
6.35%, 10/15/2045	430,000	595,187
NCR Corp.
5.13%, 04/15/2029 (B)	774,000	805,610

		4,004,373

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028 (J)	155,000	167,484
NMI Holdings, Inc.
7.38%, 06/01/2025 (B)	402,000	458,280

		625,764

Trading Companies & Distributors - 0.5%
BOC Aviation Ltd.
2.63%, 09/17/2030 (B) (J)	1,780,000	1,769,742
3.00%, 09/11/2029 (C)	2,500,000	2,564,075
3.25%, 04/29/2025 (C)	1,000,000	1,054,300
GATX Corp.
4.35%, 02/15/2024	221,000	239,921
United Rentals North America, Inc.
3.75%, 01/15/2032 (I)	318,000	318,000

		5,946,038

Transportation Infrastructure - 0.6%
DP World Ltd.
5.63%, 09/25/2048 (B)	1,050,000	1,312,930
Heathrow Funding Ltd.
1.50%, 10/12/2027 (C)	EUR 1,050,000	1,308,097
Hutama Karya Persero PT
3.75%, 05/11/2030 (C)	$ 1,500,000	1,614,592
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.40%, 11/15/2026 (B)	140,000	153,529
4.20%, 04/01/2027 (B)	103,000	117,038
Rumo Luxembourg SARL
5.25%, 01/10/2028 (B)	460,000	491,009

Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Shanghai Port Group BVI Development Co. Ltd.
3.38%, 06/18/2029 (C)	$ 600,000	$ 653,052
Simpar Europe SA
5.20%, 01/26/2031 (B)	1,150,000	1,173,000

		6,823,247

Water Utilities - 0.0% (D)
Essential Utilities, Inc.
3.35%, 04/15/2050	148,000	158,135

Wireless Telecommunication Services - 0.9%
Altice France SA
5.13%, 07/15/2029 (B)	565,000	569,187
5.50%, 01/15/2028 (B)	464,000	475,600
America Movil SAB de CV
4.38%, 04/22/2049	521,000	653,094
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (B)	950,000	993,225
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/2026 (C)	750,000	830,747
MTN Mauritius Investments Ltd.
4.76%, 11/11/2024 (C)	800,000	845,603
6.50%, 10/13/2026 (C)	900,000	1,034,654
T-Mobile USA, Inc.
2.25%, 11/15/2031	246,000	246,571
3.00%, 02/15/2041	384,000	387,544
3.60%, 11/15/2060	155,000	164,091
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 (C)	1,070,000	1,148,966
Vodafone Group PLC
4.88%, 06/19/2049	176,000	224,286
Fixed until 12/04/2050, 5.13% (A), 06/04/2081	72,000	73,912
5.25%, 05/30/2048	375,000	498,871
Fixed until 01/04/2029, 7.00% (A), 04/04/2079	2,614,000	3,244,824

		11,391,175

Total Corporate Debt Securities (Cost $716,204,731)		749,019,444

FOREIGN GOVERNMENT OBLIGATIONS - 7.5%
Chile - 0.1%
Chile Government International Bond
3.10%, 05/07/2041	381,000	384,235
3.50%, 04/15/2053	262,000	276,577

		660,812

Colombia - 0.0% (D)
Colombia Government International Bond
3.25%, 04/22/2032	210,000	205,785

Cote d’Ivoire - 0.7%
Ivory Coast Government International Bond
5.75% (L), 12/31/2032 (C)	681,945	688,792
6.13%, 06/15/2033 (C)	4,000,000	4,329,200
6.38%, 03/03/2028 (C)	3,700,000	4,094,213

		9,112,205

Dominican Republic - 0.9%
Dominican Republic International Bond
4.88%, 09/23/2032 (C)	10,000,000	10,375,100

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 0.9%
Egypt Government International Bond
7.63%, 05/29/2032 (B)	$ 8,600,000	$ 9,071,452
7.63%, 05/29/2032 (C)	1,600,000	1,687,712

		10,759,164

Ghana - 1.0%
Ghana Government International Bond
8.63%, 04/07/2034 (B)	1,255,000	1,267,530
10.75%, 10/14/2030 (C)	8,500,000	10,582,500

		11,850,030

Hong Kong - 0.3%
Airport Authority
Fixed until 03/08/2026 (K), 2.10% (A) (C)	1,500,000	1,508,775
Fixed until 03/08/2028 (K), 2.40% (A) (C)	2,000,000	2,000,260

		3,509,035

India - 0.1%
Export-Import Bank of India
3.38%, 08/05/2026 (C)	1,300,000	1,387,866

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/2031 (B) (J)	1,600,000	1,609,008

Italy - 0.0% (D)
Republic of Italy Government International Bond
3.88%, 05/06/2051	297,000	336,922

Jordan - 0.7%
Jordan Government International Bond
5.85%, 07/07/2030 (B)	4,300,000	4,447,920
7.38%, 10/10/2047 (C)	4,200,000	4,402,440

		8,850,360

Kenya - 0.8%
Republic of Kenya Government International Bond
6.88%, 06/24/2024 (C)	4,600,000	5,053,652
8.00%, 05/22/2032 (C)	3,800,000	4,291,188

		9,344,840

Mexico - 0.1%
Mexico Government International Bond
4.28%, 08/14/2041	599,000	633,257
4.75%, 03/08/2044	237,000	262,413

		895,670

Republic of Korea - 0.5%
Industrial Bank of Korea
1.04%, 06/22/2025 (B)	427,000	428,080
Korea Development Bank
0.50%, 10/27/2023	200,000	200,110
2.75%, 03/19/2023	1,500,000	1,554,945
Korea National Oil Corp.
1.63%, 10/05/2030 (B)	700,000	676,343
2.63%, 04/14/2026 (C)	1,500,000	1,596,810
3.25%, 10/01/2025 (C)	1,000,000	1,088,770

		5,545,058

Supranational - 0.2%
African Development Bank
0.75%, 04/03/2023	571,000	576,170

Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
European Bank for Reconstruction & Development
1.50%, 02/13/2025	$ 268,000	$ 276,920
Inter-American Development Bank
1.13%, 07/20/2028	307,000	307,821
4.38%, 01/24/2044	316,000	445,683
International Bank for Reconstruction & Development
0.75%, 11/24/2027	303,000	298,748
3.13%, 11/20/2025	210,000	232,109
International Finance Corp.
0.50%, 03/20/2023 (J)	313,000	314,411

		2,451,862

Turkey - 0.4%
Turkey Government International Bond
5.60%, 11/14/2024	4,450,000	4,585,725

Ukraine - 0.7%
Ukraine Government International Bond
7.25%, 03/15/2033 (B)	4,400,000	4,535,942
7.75%, 09/01/2023 (C)	4,300,000	4,606,762
		9,142,704

Total Foreign Government Obligations (Cost $86,421,385)		90,622,146

LOAN ASSIGNMENTS - 9.5%
Aerospace & Defense - 0.1%
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 3.50%, 3.65% (A), 04/06/2026	677,328	653,622
Term Loan B2,
3-Month LIBOR + 3.50%, 3.65% (A), 04/06/2026	364,155	351,409
Spirit Aerosystems, Inc.
Term Loan B,
1-Month LIBOR + 5.25%, 6.00% (A), 01/15/2025	671,415	674,492

		1,679,523

Air Freight & Logistics - 0.0% (D)
Kenan Advantage Group, Inc.
Term Loan B1,
1-Month LIBOR + 3.75%, 4.50% (A), 03/24/2026	554,547	554,200

Airlines - 0.2%
AAdvantage Loyalty IP Ltd.
Term Loan,
3-Month LIBOR + 4.75%, 5.50% (A), 04/20/2028	255,050	261,745
Air Canada
TBD, 07/28/2028 (I) (M)	198,690	199,021
American Airlines, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.09% (A), 12/15/2023	569,072	553,321
Term Loan B,
1-Month LIBOR + 1.75%, 1.84% (A), 06/27/2025	639,408	595,206

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines (continued)
Kestrel Bidco, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 4.00% (A), 12/11/2026	$ 854,260	$ 822,404
United Airlines, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 04/21/2028	116,002	116,099

		2,547,796

Auto Components - 0.1%
Les Schwab Tire Centers
Term Loan B,
6-Month LIBOR + 3.25%, 4.00% (A), 11/02/2027	537,782	536,942
Mavis Tire Express Services Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 05/04/2028	661,861	660,828
TI Group Automotive Systems LLC
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 12/16/2026	121,253	121,253

		1,319,023

Biotechnology - 0.1%
Curium BidCo SARL
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.50% (A), 10/27/2028	168,062	168,902
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (A), 12/02/2027	439,695	437,497

		606,399

Building Products - 0.2%
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.25% (A), 12/11/2024	887,740	877,753
LBM Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (A), 12/17/2027	430,338	424,242
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.59% (A), 02/01/2027	537,810	530,920
Term Loan B1,
TBD, 05/12/2028 (I) (M)	113,472	112,243

		1,945,158

Capital Markets - 0.3%
Advisor Group, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 4.59% (A), 07/31/2026	911,139	909,858
Camelot US Acquisition 1 Co.
Term Loan B,
1-Month LIBOR + 3.00%, 3.09% (A), 10/30/2026	578,568	573,144
CQP Holdco, LP
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 06/05/2028	715,349	711,057

Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
HighTower Holdings LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 04/30/2028	$ 208,454	$ 208,611
NEXUS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (A), 11/09/2026	835,914	831,734
PAI Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (A), 10/28/2027	404,375	403,869

		3,638,273

Chemicals - 0.2%
Chemours Co.
Term Loan B,
1-Month LIBOR + 1.75%, 1.85% (A), 04/03/2025	305,704	298,903
Hyperion Materials & Technologies, Inc.
Term Loan B,
TBD, 08/28/2026 (I) (M)	168,056	167,635
PQ Corp.
Term Loan B,
3-Month LIBOR + 2.25%, 2.38% (A), 02/07/2027	117,268	116,661
3-Month LIBOR + 2.75%, 3.25% (A), 06/09/2028	184,675	183,579
Starfruit Finco BV
Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (A), 10/01/2025	572,282	564,556
Trinseo Materials Operating SCA
Term Loan B2,
1-Month LIBOR + 2.50%, 2.59% (A), 05/03/2028	545,539	538,720
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 2.50%, 2.59% - 2.65% (A), 03/13/2028	318,328	315,100

		2,185,154

Commercial Services & Supplies - 0.6%
APX Group, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.00% (A), 07/10/2028 (I)	719,035	713,642
Asurion LLC
2nd Lien Term Loan B3,
1-Month LIBOR + 5.25%, 5.34% (A), 01/31/2028	279,330	277,817
2nd Lien Term Loan B4,
TBD, 01/20/2029 (M)	60,548	60,245
Term Loan B6,
1-Month LIBOR + 3.12%, 3.22% (A), 11/03/2023	293,847	290,633
Term Loan B8,
1-Month LIBOR + 3.25%, 3.34% (A), 12/23/2026	379,898	372,775
Term Loan B9,
TBD, 07/31/2027 (I) (M)	333,333	327,222
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.84% (A), 02/09/2026	541,439	536,799

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Cimpress Public Ltd. Co.
Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (A), 05/17/2028	$ 186,586	$ 186,041
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (A), 11/26/2026	767,631	758,309
Garda World Security Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 4.34% (A), 10/30/2026	620,560	618,233
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (A), 05/30/2025	454,265	453,754
Intrado Corp.
Term Loan,
2-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.00% (A), 10/10/2024	682,605	664,971
Prime Security Services Borrower LLC
Term Loan,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.50% (A), 09/23/2026	1,060,130	1,055,050
Sotheby’s
Term Loan B,
3-Month LIBOR + 4.75%, 5.50% (A), 01/15/2027	863,160	863,160
West Corp.
Term Loan B1,
3-Month LIBOR + 3.50%, 4.50% (A), 10/10/2024	225,364	217,758

		7,396,409

Communications Equipment - 0.1%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (A), 04/06/2026	965,401	956,954

Construction & Engineering - 0.1%
Osmose Utilities Services, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 06/23/2028	173,586	171,778
Service Logic Acquisition, Inc.
Term Loan,
2-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 4.75% (A), 10/29/2027	380,464	379,513
USIC Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 7.25% (A), 05/07/2029	128,309	129,592
Term Loan,
1-Month LIBOR + 3.50%, 4.25% (A), 05/12/2028	167,682	166,717
VM Consolidated, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 3.40% (A), 03/19/2028	407,902	405,556
WIN Waste Innovations Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 03/24/2028	344,789	343,065

		1,596,221

Transamerica Funds	Page 20

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.0% (D)
Potters Industries LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 12/14/2027	$ 409,787	$ 410,043

Consumer Finance - 0.0% (D)
Altice Financing SA
Term Loan B,
1-Month LIBOR + 2.75%, 2.88% (A), 07/15/2025	213,558	208,797

Containers & Packaging - 0.3%
Berlin Packaging LLC
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (A), 03/05/2028	407,858	404,162
BWAY Holding Co.
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (A), 04/03/2024	600,037	580,108
Charter NEX US, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (A), 12/01/2027 (I)	500,822	500,404
Flex Acquisition Co., Inc.
Term Loan,
3-Month LIBOR + 3.50%, 4.00% (A), 02/23/2028	581,523	575,915
TricorBraun Holdings, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 3.25%, 3.25% - 3.75% (A), 03/03/2028	16,300	16,135
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 03/03/2028	483,110	478,219
Trident TPI Holdings, Inc.
TBD, 07/28/2028 - 07/29/2028 (I) (M)	232,481	232,190
Term Loan B1,
3-Month LIBOR + 3.00%, 4.00% (A), 10/17/2024	469,630	467,771

		3,254,904

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.85% (A), 05/18/2025	1,531,292	1,488,704

Diversified Financial Services - 0.1%
Claros Mortgage Trust, Inc.
Term Loan B,
1-Month LIBOR + 5.00%, 6.00% (A), 08/09/2026	684,986	683,274

Diversified Telecommunication Services - 0.3%
Cablevision Lightpath LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 11/30/2027	468,233	466,594
Intelsat Jackson Holdings SA
Term Loan,
3-Month LIBOR + 5.50%, 6.50% (A), 07/13/2022	194,844	195,879

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA (continued)
Term Loan B3,
Prime Rate + 4.75%, 8.00% (A), 11/27/2023	$ 943,000	$ 954,394
Iridium Satellite LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 3.25% (A), 11/04/2026	649,359	647,329
Telesat Canada
Term Loan B5,
2-Month LIBOR + 2.75%, 2.86% (A), 12/07/2026	919,666	849,708
Virgin Media Bristol LLC
Term Loan Q,
1-Month LIBOR + 3.25%, 3.34% (A), 01/31/2029	342,000	340,107
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.09% (A), 03/09/2027	707,636	695,607

		4,149,618

Electrical Equipment - 0.2%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.50% (A), 12/02/2024	836,292	835,246
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 12/01/2025	347,000	345,916
Gates Global LLC
Term Loan B3,
1-Month LIBOR + 2.75%, 3.50% (A), 03/31/2027	404,923	401,886
Watlow Electric Manufacturing Co.
Term Loan B,
3-Month LIBOR + 4.00%, 4.50% (A), 03/02/2028	429,412	428,875

		2,011,923

Electronic Equipment, Instruments & Components - 0.1%
Tech Data Corp.
Term Loan,
1-Month LIBOR + 3.50%, 3.59% (A), 06/30/2025	574,017	574,233
1-Month LIBOR + 5.50%, 5.59% (A), 06/30/2025	655,796	656,342
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.15% (A), 08/20/2025	366,830	357,774

		1,588,349

Energy Equipment & Services - 0.0% (D)
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.63% (A), 05/09/2025	163,081	161,858
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (A), 06/03/2027	364,497	370,420

		532,278

Transamerica Funds	Page 21

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products - 0.1%
Dole Food Co., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, Prime Rate + 1.75%, 5.00% (A), 04/06/2024	$ 591,500	$ 590,170
Nomad Foods Europe Midco Ltd.
Term Loan B4,
1-Month LIBOR + 2.25%, 2.34% (A), 05/15/2024	863,900	856,475

		1,446,645

Health Care Equipment & Supplies - 0.1%
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.00%, 3.10% (A), 06/30/2025	691,365	688,278

Health Care Providers & Services - 0.6%
Aveanna Healthcare LLC
Delayed Draw Term Loan,
TBD, 06/30/2028 (I) (M)	77,397	76,946
Term Loan B,
TBD, 06/30/2028 (I) (M)	332,808	330,867
Cano Health LLC
Term Loan,
6-Month LIBOR + 4.50%, 5.25% (A), 11/19/2027	235,318	234,730
Envision Healthcare Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.84% (A), 10/10/2025	930,682	794,128
Gainwell Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 10/01/2027	251,998	251,474
HC Group Holdings II, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (A), 08/06/2026	996,122	990,831
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.50%, 3.00% (A), 07/03/2028	270,881	270,203
MedRisk, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 05/10/2028	402,595	401,463
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 2.75%, 3.75% (A), 06/07/2023	356,298	353,666
Quantum Health, Inc.
Term Loan,
3-Month LIBOR + 4.50%, 5.25% (A), 12/22/2027	604,671	603,159
RadNet, Inc.
Term Loan,
3-Month LIBOR + 3.00%, Prime Rate + 2.00%, 3.75% - 5.25% (A), 04/22/2028	352,649	350,760
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (A), 11/16/2025	821,898	814,592

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (A), 02/06/2024	$ 1,059,147	$ 1,020,311
Upstream Newco, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 4.59% (A), 11/20/2026 (I)	728,581	728,581

		7,221,711

Health Care Technology - 0.1%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (A), 03/01/2024	764,428	762,952
Navicure, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 4.09% (A), 10/22/2026	673,554	671,589

		1,434,541

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.
Term Loan B,
6-Month LIBOR + 3.00%, 3.75% (A), 06/30/2025	469,195	465,382
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (A), 12/11/2026	637,925	637,242
Fogo De Chao, Inc.
Term Loan,
TBD, 04/07/2025(I) (M)	584,000	573,050
Golden Nugget, Inc.
Term Loan,
3-Month LIBOR + 12.00%, 13.00% (A), 10/04/2023	5,575	6,133
Term Loan B,
2-Month LIBOR + 2.50%, 3.25% (A), 10/04/2023	961,862	951,492
Great Canadian Gaming Corp.
TBD, 11/01/2026 (I) (M)	119,779	119,666
Herschend Entertainment Co. LLC
Term Loan B,
3-Month LIBOR + 5.75%, 6.75% (A), 08/25/2025	685,942	692,801
Hilton Grand Vacations Borrower LLC
Term Loan B,
TBD, 05/19/2028 (I) (M)	589,158	586,948
Hornblower Sub LLC
Repriced Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (A), 04/27/2025	994,684	1,043,175
IRB Holding Corp.
Term Loan,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 4.25% (A), 12/15/2027	127,185	126,663
Term Loan B,
3-Month LIBOR + 2.75%, 3.75% (A), 02/05/2025	899,301	893,359
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 3.40% (A), 11/12/2026	46,362	43,957

Transamerica Funds	Page 22

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Motion Finco SARL (continued)
Term Loan B1,
3-Month LIBOR + 3.25%, 3.40% (A), 11/12/2026	$ 352,756	$ 334,457
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.34% (A), 10/20/2025	929,184	890,855
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 2.50%, 2.59% (A), 05/29/2026	343,665	340,730
PF Chang’s China Bistro, Inc.
Term Loan B,
1-Month LIBOR + 6.25%, 6.34% (A), 03/01/2026	907,061	890,621
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 2.84% (A), 08/14/2024	1,049,384	1,031,894
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.25%, 2.50% (A), 02/08/2027	720,683	708,071
Travelport Finance SARL
Term Loan,
3-Month LIBOR + 1.50%, PIK Rate 6.50%, Cash Rate 0.00%, 2.50% - 6.50% (A), 02/28/2025 (E) (I)	623,385	632,930
3-Month LIBOR + 6.75%, 6.90% (A), 05/29/2026	844,177	718,960
Voyage Australia Pty Ltd.
Term Loan B,
3-Month LIBOR + 3.50%, 4.00% (A), 07/20/2028	170,367	170,013
Whatabrands LLC
TBD, 07/12/2028 (I) (M)	462,167	459,741
Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (A), 07/31/2026	637,160	635,168

		12,953,308

Household Durables - 0.1%
CHI Overhead Doors, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 07/31/2025	602,730	602,164

Household Products - 0.0% (D)
Diamond BV
Term Loan,
2-Month LIBOR + 3.00%, 3.09% (A), 09/06/2024	478,458	473,972

Independent Power & Renewable Electricity Producers - 0.0% (D)
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (A), 12/09/2021	94,597	93,770

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (A), 05/09/2025	1,070,448	1,056,287

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC (continued)
Term Loan B3,
1-Month LIBOR + 3.75%, 4.25% (A), 11/05/2027	$ 73,551	$ 73,439
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (A), 02/19/2028	596,055	586,582
Hyperion Insurance Group Ltd.
Term Loan B,
1-Month LIBOR + 3.25%, 4.00% (A), 11/12/2027	664,759	661,989
LEB Holdings, Inc
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (A), 11/02/2027	552,300	552,818
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (A), 12/31/2025	1,224,418	1,204,521

		4,135,636

Internet & Catalog Retail - 0.0% (D)
CNT Holdings I Corp.
2nd Lien Term Loan,
6-Month LIBOR + 6.75%, 7.50% (A), 11/06/2028	205,369	208,450

IT Services - 0.2%
Allied Universal Holdco LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.25% (A), 05/12/2028	293,008	292,433
Banff Merger Sub, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 3.84% (A), 10/02/2025	297,020	294,174
Moneygram International, Inc
Term Loan B,
TBD, 07/14/2026 (I) (M)	335,279	334,719
Peraton Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/01/2028	398,699	397,869
Rackspace Technology Global, Inc.
Term Loan,
3-Month LIBOR + 2.75%, 3.50% (A), 02/15/2028	857,935	847,211
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.25%, 3.75% (A), 11/02/2026	338,477	337,715

		2,504,121

Leisure Products - 0.0% (D)
K-Mac Holdings Corp
Term Loan,
TBD, 07/21/2028 (I) (M)	410,119	407,214

Transamerica Funds	Page 23

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Life Sciences Tools & Services - 0.1%
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (A), 09/27/2024	$ 815,688	$ 812,521
PPD, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 2.75% (A), 01/13/2028	478,488	476,993

		1,289,514

Machinery - 0.2%
American Trailer World Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 03/03/2028	190,201	187,467
Hayward Industries, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 3.25% (A), 05/12/2028	362,519	359,075
Madison IAQ LLC
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 06/21/2028 (I)	207,272	205,415
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.75% (A), 03/20/2025	780,007	774,157
Vertical Midco GmbH
Term Loan B,
6-Month LIBOR + 4.25%, 4.40% (A), 07/30/2027 (I)	751,501	751,636

		2,277,750

Media - 0.5%
Atlantic Broadband Finance LLC
TBD, 07/28/2028 (I) (M)	479,616	477,818
CSC Holdings LLC
Term Loan B5,
1-Month LIBOR + 2.50%, 2.59% (A), 04/15/2027	692,735	683,426
E.W. Scripps Co.
Term Loan B3,
1-Month LIBOR + 3.00%, 3.75% (A), 01/07/2028	394,647	393,249
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 2.60% (A), 01/02/2026	373,843	370,221
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 2.60% (A), 09/18/2026	502,433	497,304
Rentpath, Inc.
2nd Lien Term Loan,
13.25%, 05/03/2028 (F) (N)	614,714	3,074
Terrier Media Buyer, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 3.59% (A), 12/17/2026	1,009,191	997,995
United Talent Agency LLC
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (A), 07/07/2028	385,027	380,695

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 4.00% (A), 03/15/2026	$ 836,988	$ 835,045
Term Loan B,
TBD, 05/05/2028(I) (M)	85,473	85,082
UPC Financing Partnership
Term Loan AX,
1-Month LIBOR + 3.00%, 3.09% (A), 01/31/2029	314,713	311,418
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 2.59% (A), 04/30/2028	559,305	549,692

		5,585,019

Metals & Mining - 0.2%
US Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (A), 05/01/2025	1,154,954	1,109,839
WP CPP Holdings LLC
Term Loan,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.75% (A), 04/30/2025	800,477	770,459

		1,880,298

Mortgage Real Estate Investment Trusts - 0.0% (D)
Apollo Commercial Real Estate Finance, Inc.
Term Loan B1,
1-Month LIBOR + 3.50%, 4.00% (A), 03/06/2028	548,755	543,267

Oil, Gas & Consumable Fuels - 0.3%
Buckeye Partners, LP
Term Loan B,
1-Month LIBOR + 2.25%, 2.35% (A), 11/01/2026	522,407	516,893
Centurion Pipeline Co. LLC
Term Loan B,
TBD, 09/29/2025 (I) (M)	299,233	293,435
EG America LLC
Term Loan,
3-Month LIBOR + 4.00%, 4.15% (A), 02/07/2025	959,407	951,697
ITT Holdings LLC
Term Loan,
1-Month LIBOR + 2.75%, 3.25% (A), 07/30/2028	104,137	103,877
Lucid Energy Group II Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.00% (A), 02/17/2025	607,859	594,688
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.25% (A), 10/30/2024	552,456	547,483

		3,008,073

Personal Products - 0.1%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.35% (A), 04/07/2025	761,507	729,143

Transamerica Funds	Page 24

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (A), 11/27/2025	$ 736,260	$ 728,898
1-Month LIBOR + 3.00%, 3.09% (A), 06/02/2025	91,871	91,173
Endo Luxembourg Finance Co. I SARL
Term Loan,
3-Month LIBOR + 5.00%, 5.75% (A), 03/27/2028	740,177	720,748
Organon & Co.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (A), 06/02/2028	238,233	237,525

		1,778,344

Professional Services - 0.1%
Everi Payments, Inc.
Term Loan B,
TBD, 06/30/2028 (I) (M)	419,011	416,991
3-Month LIBOR + 2.75%, 3.50% (A), 05/09/2024	784,412	780,630

		1,197,621

Real Estate Management & Development - 0.2%
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (A), 04/18/2024	1,300,621	1,296,353
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (A), 08/21/2025	585,182	575,917
RE/MAX International, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 3.00% (A), 07/21/2028	62,696	62,461

		1,934,731

Road & Rail - 0.1%
Hertz Corp.
Term Loan B,
TBD, 06/14/2028 (I) (M)	297,406	295,486
Term Loan C,
TBD, 06/14/2028 (I) (M)	56,050	55,688
PODS LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3.75% (A), 03/31/2028	336,292	334,694

		685,868

Semiconductors & Semiconductor Equipment - 0.0% (D)
Bright Bidco BV
Term Loan B,
3-Month LIBOR + 3.50%, 3.65% - 4.50% (A), 06/30/2024	617,854	490,532

Software - 1.0%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 3-Month LIBOR + 3.50%, 3.75% - 5.50% (A), 09/19/2024	586,657	584,457

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Applied Systems, Inc. (continued)
2nd Lien Term Loan,
3-Month LIBOR + 5.50%, 6.25% (A), 09/19/2025	$ 176,265	$ 178,137
CCC Information Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.00% (A), 04/29/2024	474,116	473,438
Comet Acquisition, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 3.40% (A), 10/24/2025	787,257	775,693
Corel Corp.
Term Loan,
3-Month LIBOR + 5.00%, 5.14% (A), 07/02/2026	838,233	832,994
CPC Acquisition Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.50% (A), 12/29/2028	126,316	126,632
Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 12/29/2027	360,863	358,157
DCert Buyer, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 7.09% (A), 02/16/2029	151,488	152,498
Term Loan B,
1-Month LIBOR + 4.00%, 4.09% (A), 10/16/2026	970,392	967,446
Epicor Software Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 8.75% (A), 07/31/2028	109,907	113,204
Term Loan,
1-Month LIBOR + 3.25%, 4.00% (A), 07/30/2027	855,535	852,683
Finastra USA, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.50%, 4.50% (A), 06/13/2024	1,000,197	981,631
2nd Lien Term Loan,
6-Month LIBOR + 7.25%, 8.25% (A), 06/13/2025	265,000	266,366
Helios Software Holdings, Inc.
Term Loan B,
6-Month LIBOR + 3.75%, 3.92% (A), 03/11/2028	456,070	453,077
Informatica LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (A), 02/25/2027	549,478	543,198
ION Trading Finance Ltd.
Term Loan,
6-Month LIBOR + 4.75%, 4.92% (A), 04/01/2028	606,748	607,073
Paysafe Holdings Corp.
Term Loan B1,
3-Month LIBOR + 2.75%, 3.25% (A), 06/28/2028	333,703	331,617
Project Boost Purchaser LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.59% (A), 06/01/2026	1,005,863	993,603
Proofpoint, Inc.
TBD, 06/09/2028 (I) (M)	379,136	375,285

Transamerica Funds	Page 25

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
RealPage, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.75% (A), 04/24/2028	$ 415,444	$ 412,559
SITEL Worldwide Corp.
TBD, 07/27/2028 (I) (M)	268,857	268,017
SS&C European Holdings SARL
Term Loan B4,
1-Month LIBOR + 1.75%, 1.84% (A), 04/16/2025	78,020	76,781
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 1.84% (A), 04/16/2025	98,487	96,924
Term Loan B5,
1-Month LIBOR + 1.75%, 1.84% (A), 04/16/2025	220,216	216,720
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 7.50% (A), 05/03/2027	144,420	146,677
Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (A), 05/04/2026	393,539	393,293
VS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3.09% (A), 02/28/2027	404,520	400,601

		11,978,761

Specialty Retail - 0.4%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 04/13/2028	62,080	61,692
Term Loan B3,
3-Month LIBOR + 2.25%, 2.38% (A), 10/30/2026	338,149	335,613
Franchise Group Intermediate Holdco LLC
Term Loan B,
3-Month LIBOR + 4.75%, 5.50% (A), 03/10/2026	480,377	482,779
Great Outdoors Group LLC
Term Loan B,
6-Month LIBOR + 4.25%, 5.00% (A), 03/06/2028	1,079,149	1,079,149
JP Intermediate B LLC
Term Loan,
3-Month LIBOR + 5.50%, 6.50% (A), 11/20/2025	363,909	353,295
Leslie’s Poolmart, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 03/04/2028	401,012	398,450
Rent-A-Center, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 4.75% (A), 02/17/2028	375,687	376,344
RVR Dealership Holdings LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 02/08/2028	507,200	504,981

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Storable, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (A), 04/17/2028	$ 235,793	$ 234,319
Wand NewCo 3, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.09% (A), 02/05/2026	600,292	591,662

		4,418,284

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.88% (A), 11/06/2023	821,068	803,620
Ingram Micro, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.00% (A), 06/30/2028	296,533	296,428
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 2.63% (A), 08/28/2026	573,097	560,919

		1,660,967

Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock GmbH & Co. KG
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 04/27/2028	351,682	350,714
Samsonite International SA
Term Loan B2,
1-Month LIBOR + 3.00%, 3.75% (A), 04/25/2025	672,915	667,448
Tory Burch LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (A), 04/14/2028	412,789	409,822
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (A), 12/15/2024	716,912	696,172

		2,124,156

Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 3.90% (A), 12/12/2025	729,138	712,125
Univar, Inc.
Term Loan B5,
1-Month LIBOR + 2.00%, 2.09% (A), 07/01/2026	108,858	108,194

		820,319

Transportation Infrastructure - 0.0% (D)
KKR Apple Bidco LLC
TBD, 07/13/2028 - 07/16/2029 (I) (M)	163,157	162,394

Wireless Telecommunication Services - 0.1%
Altice France SA
Term Loan B12,
3-Month LIBOR + 3.68%, 3.81% (A), 01/31/2026	764,590	754,268

Transamerica Funds	Page 26

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services (continued)
Altice France SA (continued)
Term Loan B13,
3-Month LIBOR + 4.00%, 4.15% (A), 08/14/2026	$ 352,165	$ 350,625
Eagle Broadband Investments LLC
Term Loan,
3-Month LIBOR + 3.00%, 3.75% (A), 11/12/2027	405,624	404,407

		1,509,300

Total Loan Assignments (Cost $114,636,009)		114,997,151

U.S. GOVERNMENT OBLIGATIONS - 5.9%
U.S. Treasury - 0.7%
U.S. Treasury Bond
1.25%, 05/15/2050	391,400	333,042
1.38%, 08/15/2050	4,285,000	3,762,263
2.25%, 05/15/2041	1,111,000	1,191,895
U.S. Treasury Note
0.13%, 12/31/2022	3,000,000	3,000,117
0.25%, 03/15/2024	675,000	674,446

		8,961,763

U.S. Treasury Inflation-Protected Securities - 5.2%
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022 - 07/15/2022	61,287,522	62,884,443

Total U.S. Government Obligations (Cost $71,655,308)		71,846,206

	Shares	Value

COMMON STOCKS - 0.0% (D)
Household Durables - 0.0%
API Heat Transfer Intermediate Corp. (H) (O)	472,381	0

Machinery - 0.0% (D)
Ameriforge Group, Inc. (F) (G) (H)	2,679	128,592

Oil, Gas & Consumable Fuels - 0.0% (D)
Hi Crush, Inc. (F) (G) (H)	8,965	1,524

Total Common Stocks (Cost $247,541)		130,116

PREFERRED STOCKS - 1.4%
Banks - 0.5%
Bank of America Corp.,
Series K, Fixed until 12/15/2066, 6.45% (A)	6,800	185,980
Customers Bancorp, Inc.,
5.38%	79,110	2,184,227
First Republic Bank,
Series M, 4.00%	150,000	3,750,000
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 5.94% (A) (J)	9,907	263,824

		6,384,031

Capital Markets - 0.0% (D)
Affiliated Managers Group, Inc.,
4.20%	1,000	24,800
Oaktree Capital Group LLC,
Series B, 6.55% (J)	8,834	247,617

		272,417

	Shares	Value
PREFERRED STOCKS (continued)
Household Durables - 0.0%
API Heat Transfer Intermediate Corp.,
0.00% (H) (O)	100,682	$ 0

Insurance - 0.2%
American Equity Investment Life Holding Co.,
Series A, Fixed until 12/01/2024, 5.95% (A) (J)	86,295	2,456,819
Athene Holding Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (A) (J)	10,512	312,732
RenaissanceRe Holdings Ltd.,
Series G, 4.20%	1,000	25,490

		2,795,041

Mortgage Real Estate Investment Trust - 0.2%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (A)	71,159	1,832,344

Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer, LP,
Series E, Fixed until 05/15/2024, 7.60% (A)	185,150	4,643,562

Real Estate Management & Development - 0.1%
Brookfield Property Partners, LP,
Series A-1, 6.50%	28,625	729,651

Total Preferred Stocks (Cost $16,041,499)		16,657,046

SHORT-TERM INVESTMENT COMPANY - 3.9%
Money Market Fund - 3.9%
State Street Institutional U.S. Government Money Market Fund, 0.03% (P)	46,846,370	46,846,370

Total Short-Term Investment Company (Cost $46,846,370)		46,846,370

OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (P)	23,439,750	23,439,750

Total Other Investment Company (Cost $23,439,750)		23,439,750

Total Investments (Cost $1,188,934,996)		1,225,920,489
Net Other Assets (Liabilities) - (1.2)%		(14,862,644)

Net Assets - 100.0%		$ 1,211,057,845

Transamerica Funds	Page 27

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(1,088)	09/21/2021	$(143,625,291)	$(146,285,000)	$—	$(2,659,709)
10-Year U.S. Treasury Ultra Note	(711)	09/21/2021	(105,956,725)	(106,827,750)	—	(871,025)
30-Year U.S. Treasury Bond	(206)	09/21/2021	(32,275,509)	(33,932,062)	—	(1,656,553)
German Euro BOBL	(115)	09/08/2021	(18,256,590)	(18,465,634)	—	(209,044)
German Euro Bund	(90)	09/08/2021	(18,256,126)	(18,851,046)	—	(594,920)
German Euro BUXL	(20)	09/08/2021	(4,701,819)	(5,101,822)	—	(400,003)
U.S. Treasury Ultra Bond	(377)	09/21/2021	(70,801,532)	(75,223,281)	—	(4,421,749)

Total Futures Contracts					$—	$(10,813,003)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/15/2021	USD	35,168,775	EUR	29,400,800	$260,196	$—
JPMS	09/16/2021	USD	38,245,061	EUR	31,400,000	961,977	—
JPMS	09/16/2021	EUR	2,400,000	USD	2,859,506	—	(9,843)
JPMS	11/18/2021	USD	43,287,534	EUR	36,475,000	—	(78,125)

Total						$1,222,173	$(87,968)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$111,879,545	$—	$111,879,545
Convertible Bond	—	—	482,715	482,715
Corporate Debt Securities	—	749,019,444	—	749,019,444
Foreign Government Obligations	—	90,622,146	—	90,622,146
Loan Assignments	—	114,997,151	—	114,997,151
U.S. Government Obligations	—	71,846,206	—	71,846,206
Common Stocks	—	—	130,116	130,116
Preferred Stocks	16,657,046	—	—	16,657,046
Short-Term Investment Company	46,846,370	—	—	46,846,370
Other Investment Company	23,439,750	—	—	23,439,750

Total Investments	$86,943,166	$1,138,364,492	$612,831	$1,225,920,489

Other Financial Instruments
Forward Foreign Currency Contracts (S)	$—	$1,222,173	$—	$1,222,173

Total Other Financial Instruments	$—	$1,222,173	$—	$1,222,173

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(10,813,003)	$—	$—	$(10,813,003)
Forward Foreign Currency Contracts (S)	—	(87,968)	—	(87,968)

Total Other Financial Instruments	$(10,813,003)	$(87,968)	$—	$(10,900,971)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

Transamerica Funds	Page 28

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $356,126,535, representing 29.4% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the total value of Regulation S securities is $328,755,910, representing 27.1% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Bond	Hi-Crush, Inc. PIK Rate 10.00%, Cash Rate 8.00%, 04/09/2026	10/08/2020 - 04/15/2021	$437,219	$482,715	0.0	%(D)
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan 13.25%, 05/03/2028	04/06/2021	106,952	3,074	0.0	(D)
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	128,592	0.0	(D)
Common Stocks	Hi Crush, Inc.	10/09/2020	0	1,524	0.0	(D)

Total			$635,439	$615,905	0.0	%(D)

(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $1,115,278, representing 0.1% of the Fund’s net assets.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,335,803, collateralized by cash collateral of $23,439,750 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,453,483. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2021; the maturity date disclosed is the ultimate maturity date.
(M)	All or a portion of the security represents unsettled loan commitments at July 31, 2021 where the rate will be determined at time of settlement.
(N)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2021, the value of this security is $3,074, representing less than 0.1% of the Fund’s net assets.
(O)	Securities deemed worthless.
(P)	Rates disclosed reflect the yields at July 31, 2021.
(Q)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 29

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 30

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 31